UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 55 East 52nd Street, New
York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

DECEMBER 31, 2009 I (UNAUDITED)

BlackRock EuroFund

BlackRock Focus Value Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock International Value Fund

OF BLACKROCK INTERNATIONAL VALUE TRUST

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Dear Shareholder

In 2009, investors worldwide witnessed a seismic shift in market sentiment as the fear and pessimism that characterized 2008 were replaced by guarded optimism. The single most important reason for this change was the swing from a deep global recession to the beginnings of a global recovery.

At the outset of the year, markets were still reeling from 2008’s nearly unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale worldwide. Ultimately, these actions helped stabilize the financial system, and the economic contraction began to abate.

Stocks fell sharply to start 2009 as investor confidence remained low on fears of an economic depression. After touching their lows in March, stocks galloped higher as massive, coordinated global monetary and fiscal stimulus began to reflate world economies. Sidelined cash poured into the markets,

triggering a dramatic and steep upward rerating of stocks and other risk assets. The financial sector and low-quality securities that had been battered most in the downturn enjoyed the sharpest recovery. The experience in international markets was similar to that seen in the United States. European stocks slightly edged out other developed markets for the year, but emerging markets were the clear winners in 2009. To some extent, this outperformance reflected the stronger recoveries in emerging economies and corporate earnings, but emerging market stocks also saw significant expansion in valuations.

The improvement in the economic backdrop was reflected in fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes for 2009 was the reversal of the flight-to-quality trade seen in 2008. As investors grew more comfortable with risk, high yield finished the year as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing, outpacing most taxable sectors. Despite fundamental challenges, the technical picture remained supportive of the asset class. Municipal fund inflows had a record-

setting year; investor expectations of higher taxes boosted demand; and the Build America Bonds program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009. Notably, the program has alleviated tax-exempt supply pressure and attracted the attention of a global audience.

All told, the rebound in sentiment and global market conditions propelled virtually every major benchmark index into positive territory for both the 6- and

12-month periods, with the notable exception of Treasury bonds, which were negatively affected by rising long-term rates.

Total Returns as of December 31, 2009	6-month	12-month
US equities (S&P 500 Index)	22.59%	26.46%
Small cap US equities (Russell 2000 Index)	23.90	27.17
International equities (MSCI Europe, Australasia, Far East Index)	22.07	31.78
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.06)	(9.71)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.95	5.93
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.10	12.91
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	21.27	58.76
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment improved dramatically in the past year, but uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms.

The new company, operating under the BlackRock name, manages $3.346 trillion in assets* and offers clients worldwide a full complement of active man-

agement, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

* Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT DECEMBER 31, 2009 3

Fund Summary as of December 31, 2009 BlackRock EuroFund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the benchmark MSCI Europe Index for the six-month period.

What factors influenced performance?
•On the whole, stock selection was positive over the six months, but this was offset by sector allocation results.

•Returns were hampered by the Fund’s underexposure to the materials sector, which rallied on the back of strong commodities prices. Holding a small amount of cash during a period of strong stock market gains also detracted from performance. Elsewhere, stock selection in the energy
(Petroplus Holdings AG) and information technology (Nokia Oyj) sectors was negative. Other individual positions that hampered performance included overweights in medical equipment producer Fresenius AG and defense contractor BAE Systems Plc, as well as an underweight in phar-
maceuticals maker GlaxoSmithKline Plc.

•On the positive side, the Fund benefited from successful stock selection in the financials sector, where improved earnings and balance sheet con-
fidence resulted in a number of banks (KBC Bancassurance Holding,
Swedbank AB, UniCredit SpA and Lloyds TSB Group Plc) recovering after a severe selloff early in the year. An overweight in this sector was rewarding as well. Stock selection in the consumer discretionary sector was also favorable, with airbag manufacturer Autoliv, Inc. benefiting from government incentive schemes, which stimulated demand in the automobile industry.

Describe recent portfolio activity.
•During the six months, we increased the Fund’s industrials exposure by purchasing logistics provider Deutsche Post AG and cargo handler Cargotec
Corp., both of which are likely to benefit from inventory restocking and an increase in freight traffic. We also purchased French electricals company
Legrand Promesses and construction firm Vinci SA, which were trading at attractive valuations with more stable earnings profiles. Elsewhere, we increased exposure to the energy sector through the purchase of Petroplus
Holdings AG and an addition to Total SA, which we expect to benefit from constrained supply and improving global demand.

•These transactions were largely funded by reductions in the financials and consumer discretionary sectors. Within consumer discretionary, we took profits in media companies, WPP Plc and Vivendi SA, as well as white goods manufacturer Electrolux AB and performance car maker Porsche
Automobil Holding SE. The reduction in financials came mainly from our cuts in banks Banco Santander SA and BNP Paribas SA, and our selling of UniCredit SpA after strong performance.

Describe Fund positioning at period end.
•At period end, the Fund was overweight relative to the MSCI Europe Index in the industrials, energy and financials sectors, and was underweight in materials, consumer discretionary, utilities and consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
BP Plc	5%
HSBC Holdings Plc	5
Nestle SA, Registered Shares	5
Novartis AG, Registered Shares	4
Total SA	4
Sanofi-Aventis	4
Vodafone Group Plc	3
Banco Santander SA	3
E.ON AG	3
Vinci SA	2

Percent of
Long-Term
Geographic Allocation	Investments
United Kingdom	25%
France	24
Germany	14
Switzerland	12
Finland	5
Spain	4
Italy	4
Netherlands	4
Norway	2
Denmark	2
Other[1]	4
[1] Other includes a 1% holding in each of the following countries: Belgium, Greece,
Ireland and Sweden.

4 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock EuroFund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western
European countries, but may also invest in emerging markets in Eastern European countries.
3 This unmanaged capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization companies in devel-
oped European countries.

Performance Summary for the Period Ended December 31, 2009
				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	25.37%	33.12%	N/A	4.13%	N/A	4.58%	N/A
Investor A	25.21	32.83	25.85%	3.92	2.80%	4.34	3.78%
Investor B	24.26	31.15	26.65	2.91	2.65	3.67	3.67
Investor C	24.61	31.70	30.70	3.07	3.07	3.50	3.50
Class R	25.00	32.01	N/A	3.45	N/A	4.10	N/A
MSCI Europe Index	26.91	35.83	N/A	3.93	N/A	1.98	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2009	December 31, 2009 During the Period[5]		July 1, 2009	December 31, 2009 During the Period[5]
Institutional	$1,000	$1,253.70	$ 6.14	$1,000	$1,019.76	$ 5.50
Investor A	$1,000	$1,252.10	$ 7.21	$1,000	$1,018.80	$ 6.46
Investor B	$1,000	$1,242.60	$14.87	$1,000	$1,011.94	$13.34
Investor C	$1,000	$1,246.10	$12.06	$1,000	$1,014.46	$10.82
Class R	$1,000	$1,250.00	$10.55	$1,000	$1,015.82	$ 9.45

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.08% for Institutional, 1.27% for Investor A, 2.63% for Investor B, 2.13% for
Investor C and 1.86% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 5

Fund Summary as of December 31, 2009 BlackRock Focus Value Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the Russell 1000 Value Index for the six-month period. Meanwhile, Institutional and Investor A Shares outperformed the
S&P 500 Index, while Investor B, Investor C and Class R Shares trailed the index.

What factors influenced performance?
•Our underweight position and good stock selection in the energy sector were the primary contributors to relative performance, led by strong gains from positions in Peabody Energy Corp. and Halliburton Co. and by not
owning Exxon Mobil Corp., which declined in price over this period. Our overweight position in the technology sector also proved beneficial as this was one of the better-performing sectors over the six months. Favorable stock selection in the consumer staples sector helped too, led by better-
than-25% gains from positions in Unilever NV ADR and Walgreen Co.

•These areas of strength were offset slightly by weakness in the financial sector, where poor stock selection detracted from results as holdings in The
Bank of New York Mellon Corp. and Morgan Stanley performed poorly, and because we did not own enough of the better-performing regional bank stocks. Our underweight position and poor stock selection in the industrial sector also detracted from performance. This was one of the better-per-
forming market sectors over the period, led in large part by a sharp recov-
ery in shares of the lower-quality companies in this space which we did not own. Poor stock selection in the materials sector had a negative impact on results for the same reason.

Describe recent portfolio activity.
•During the six months, we continued to adjust our holdings in response to ongoing market activity. We increased our financial stock weighting, largely through the introduction of new positions in Bank of America Corp. and
Citigroup, Inc. and an increase in our holding in Wells Fargo & Co.; mean-
while, we eliminated shares in The Bank of New York Mellon Corp. We reduced and repositioned our technology holdings. Specifically, we swapped a position in Applied Materials, Inc. for one in Novellus Systems
Inc.; sold Nokia Oyj, Microsoft Corp. and AOL, Inc.; increased our holding in Maxim Integrated Products, Inc.; and, introduced Electronic Arts, Inc. We added to our consumer discretionary weighting through the purchase of
CBS Corp., Comcast Corp. and Limited Brands, Inc.; we sold our position in Viacom, Inc. after a better-than-50% gain in the stock and reduced our
Time Warner, Inc. holding as well. Lastly, health care exposure was reduced following the completion of the takeovers of Wyeth and Schering-Plough
Corp., both of which we owned.

Describe Fund positioning at period end.
•At period end, the Fund was overweight relative to the Russell 1000 Value
Index in the information technology, consumer staples, consumer discre-
tionary and health care sectors; underweight in the utilities, industrials, energy, telecommunications and financials sectors; and, neutral in the materials sector.

•An accumulating body of evidence suggests that the US economy has resumed growing at a healthy pace, while inflation and interest rate pres-
sures remain contained. Corporate profit growth continues to surprise to the upside and equity market valuations remain reasonable. We expect these conditions to help sustain the recent stock market advance in the months ahead. We are increasingly wary, however, of the impact of the con-
tinued high level of unemployment, budgetary pressures at all levels of gov-
ernment, the still-fragile financial system and eventual risks posed by the withdrawal of government fiscal and monetary stimulus. In addition, as stock prices, expectations and valuations have increased, the market’s overall risk/reward profile has deteriorated. As a result, we have migrated the portfolio towards a more balanced posture, with cyclical exposure from our overweight position in technology matched against more defensive positions in consumer staples and healthcare and more limited exposure to the economically-sensitive energy and industrial sectors. We believe this is the appropriate strategy for the period ahead.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
LSI Corp.	4%
The Travelers Cos., Inc.	3
Hewlett-Packard Co.	3
Coventry Health Care, Inc.	3
Bristol-Myers Squibb Co.	3
Halliburton Co.	3
ACE Ltd.	3
JPMorgan Chase & Co.	3
Invesco Ltd.	3
Verizon Communications, Inc.	3

Percent of
Long-Term
Investment Criteria	Investments
Earnings Turnaround	32%
Price-to-Earnings Per Share	25
Operational Restructuring	17
Above-Average Yield	9
Discount to Assets	7
Price-to-Book Value	4
Price-to-Cash Flow	3
Special Situations	3

6 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock Focus Value Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests in a diversified portfolio of equity securities that Fund management believes are undervalued relative to its assessment of the current or prospective condition of the issuer or relative to prevailing market ratios, including issuers that are experiencing poor operating conditions.
3 This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.
4 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”)
issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2009
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	23.15%	35.19%	N/A	0.67%	N/A	2.89%	N/A
Investor A	22.98	34.79	27.71%	0.40	(0.68)%	2.62	2.07%
Investor B	22.49	33.55	29.05	(0.43)	(0.72)	1.98	1.98
Investor C	22.52	33.62	32.62	(0.41)	(0.41)	1.81	1.81
Class R	22.52	33.59	N/A	(0.14)	N/A	2.29	N/A
Russell 1000 Value Index	23.23	19.69	N/A	(0.25)	N/A	2.47	N/A
S&P 500 Index	22.59	26.46	N/A	0.42	N/A	(0.95)	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2009	December 31, 2009 During the Period[6]		July 1, 2009	December 31, 2009 During the Period[6]
Institutional	$1,000	$1,231.50	$ 6.19	$1,000	$1,019.65	$ 5.60
Investor A	$1,000	$1,229.80	$ 7.87	$1,000	$1,018.14	$ 7.12
Investor B	$1,000	$1,224.90	$13.01	$1,000	$1,013.50	$11.77
Investor C	$1,000	$1,225.20	$12.51	$1,000	$1,013.96	$11.32
Class R	$1,000	$1,225.20	$11.78	$1,000	$1,014.61	$10.66

6 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.10% for Institutional, 1.40% for Investor A, 2.32% for Investor B, 2.23% for
Investor C and 2.10% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 7

Fund Summary as of December 31, 2009 BlackRock Global SmallCap Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•The Fund’s Institutional, Investor A and Class R Shares underperformed the
MSCI World Small Cap Index for the six-month period, but outperformed the MSCI World Index; Investor B and Investor C Shares underperformed both indexes.

What factors influenced performance?
•Relative to the MSCI World Small Cap Index, positive contributions to Fund performance came from stock selection in the consumer discretionary, materials and consumer staples sectors. Stock selection and an under-
weight in the utilities sector were also additive.

•Conversely, cash balances hindered Fund performance at the beginning of the period. In addition, stock selection detracted in the financials, informa-
tion technology and energy sectors.

Describe recent portfolio activity.
•During the six months, the Fund’s cash balances were reduced from earlier defensive levels to more normal levels. Exposure to the health care and financials sectors was also reduced, and assets were put to work in materials, utilities, industrials and energy. The largest purchases for the reporting period included ITC Holdings Corp., JDS Uniphase Corp.,
ON Semiconductor Corp., Cliffs Natural Resources, Inc. and Avago
Technologies Ltd. Significant sales included Perusahaan Gas Negara
Tbk PT, Owens-Illinois, Inc., Informatica Corp., Addax Petroleum Corp.
and Dana Petroleum Plc.

Describe Fund positioning at period end.
•At period end, the Fund was overweight relative to the MSCI World
Small Cap Index in IT and materials; underweight in financials, consumer discretionary and industrials; and neutral in the remaining sectors.
Geographically, the Fund was modestly underweight in the United States,
Europe and developed Asia, and it was overweight in the emerging markets of China and India.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
PetroHawk Energy Corp.	1%
Urban Outfitters, Inc.	1
Rheinmetall AG	1
Bonduelle SA	1
Blackboard, Inc.	1
Intersil Corp., Class A	1
ITC Holdings Corp.	1
Guess?, Inc.	1
Phillips-Van Heusen Corp.	1
Zoran Corp.	1

Percent of
Long-Term
Geographic Allocation	Investments
United States	48%
United Kingdom	9
Japan	6
Canada	6
Germany	4
France	2
Norway	2
Australia	2
Bermuda	2
China	2
Singapore	2
Cayman Islands	2
Other[1]	13
[1] Other includes a 1% holding in each of the following countries: Austria, Brazil,
Denmark, Finland, Hong Kong, India, Ireland, Israel, Italy, Spain, Sweden, Switzerland
and Thailand.

8 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a diversified portfolio of equity securities of small cap issuers located in various foreign countries and the United States.
3 This unmanaged market-capitalization weighted index is comprised of a representative sampling of stocks of large-, medium- and small-
capitalization companies in 23 countries, including the United States.
4 This unmanaged broad-based index is comprised of small cap companies from 23 developed markets.

Performance Summary for the Period Ended December 31, 2009
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	22.76%	35.13%	N/A	5.66%	N/A	6.49%	N/A
Investor A	22.59	34.72	27.64%	5.37	4.24%	6.21	5.63%
Investor B	22.02	33.50	29.00	4.51	4.23	5.54	5.54
Investor C	22.07	33.63	32.63	4.52	4.52	5.36	5.36
Class R	22.40	34.15	N/A	4.99	N/A	5.95	N/A
MSCI World Index	22.23	29.99	N/A	2.01	N/A	(0.24)	N/A
MSCI World Small Cap Index	25.68	44.12	N/A	2.74	N/A	6.44	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2009	December 31, 2009 During the Period[6]		July 1, 2009	December 31, 2009 During the Period[6]
Institutional	$1,000	$1,227.60	$ 6.40	$1,000	$1,019.45	$ 5.80
Investor A	$1,000	$1,225.90	$ 8.08	$1,000	$1,017.94	$ 7.32
Investor B	$1,000	$1,220.20	$13.21	$1,000	$1,013.30	$11.98
Investor C	$1,000	$1,220.70	$12.82	$1,000	$1,013.66	$11.62
Class R	$1,000	$1,224.00	$10.54	$1,000	$1,015.72	$ 9.55

6 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.14% for Institutional, 1.44% for Investor A, 2.36% for Investor B, 2.29% for
Investor C and 1.88% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 9

Fund Summary as of December 31, 2009 BlackRock International Value Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the benchmark MSCI EAFE Index for the six-month period.

What factors influenced performance?
•Fund returns were hampered by stock selection in the information technol-
ogy (IT) (HTC Corp.) and consumer staples (Japan Tobacco, Inc.) sectors.
Geographically, an underweight in the United Kingdom detracted from per-
formance, as did stock selection in Japan. The Japanese market lagged other regions over the period as political uncertainty and economic weak-
ness offset the tailwind that value investing experienced elsewhere.

•On a positive note, the Fund benefited from successful stock selection in the health care sector, where pharmaceuticals maker Bayer AG gained after lagging the cyclical rally earlier in the year. Stock selection in the consumer discretionary sector was also positive, as publisher Fairfax Media Ltd. ben-
efited from recovering demand in the Australian advertising market. The
Fund’s best-performing stocks included a number of banks that were sold off earlier in the year, but then experienced a sharp recovery as earnings improved and concerns regarding balance sheet strength and deteriorating asset quality proved excessive (Swedbank AB, UniCredit SpA, Banco
Santander SA and Erste Bank der Oesterreichischen Sparkassen AG).
Geographically, the Fund’s allocation to emerging markets was beneficial as those countries outperformed developed regions. Stock selection in
Europe also had a positive effect on returns.

Describe recent portfolio activity.
•During the six months, we increased the Fund’s exposure to the industrials sector by purchasing a number of companies likely to benefit from inven-
tory restocking and an increase in freight traffic. Specifically, we purchased airline Deutsche Lufthansa AG and logistics provider Deutsche Post AG. In addition, we purchased a number of Japanese capital goods companies that should benefit from a rebound in economic activity, including machin-
ery manufacturer Komatsu Ltd. and electronics producer Sumitomo Electric
Industries Ltd. Also within industrials, we purchased construction company
Vinci SA and crane manufacturer KCI Konecranes Oyj, which offered attrac-
tive valuations and more stable earnings profiles. Elsewhere, we added to the energy sector, which should profit from constrained supply, improving global demand and continued US dollar weakness. Specifically, we pur-
chased BP Plc, OAO Gazprom and Petroplus Holdings AG. The Fund’s IT
sector allocation was increased as well through the purchase of electronics manufacturer TDK Corp. and mobile phone maker Nokia Oyj.

•These transactions were largely funded by profit-taking in the materials sector, which surged on the back of higher commodities prices. Within this sector, we reduced mining conglomerate BHP Billiton Ltd., and sold Xstrata
Plc and BASF SE. We also reduced the Fund’s weighting in the consumer discretionary sector, where we locked in gains in advertising firm WPP Plc, car producer DaimlerChrysler AG and white goods company Electrolux AB.

•Regionally, we took profits in emerging markets and also reduced our
Japanese holdings in favor of attractive investment opportunities in developed Europe.

Describe Fund positioning at period end.
•At period end, the Fund was overweight relative to the MSCI EAFE Index in industrials, energy and IT, and underweight in materials, financials, utili-
ties and consumer staples. At the regional level, the Fund was slightly underweight in Europe, while it was overweight in Japan and selected emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
HSBC Holdings Plc	4%
BP Plc	4
Nestle SA, Registered Shares	3
Novartis AG, Registered Shares	3
Eni SpA	3
Telstra Corp. Ltd.	3
Vodafone Group Plc	3
Sanofi-Aventis	3
E.ON AG	3
Honda Motor Co., Ltd.	2

Percent of
Long-Term
Geographic Allocation	Investments
Japan	22%
United Kingdom	16
Germany	12
France	10
Switzerland	9
Australia	7
Italy	4
Netherlands	4
Finland	3
Hong Kong	3
Norway	2
Denmark	2
India	2
Other[1]	4
[1] Other includes a 1% holding in each of the following countries: Belgium, Brazil,
Greece and Russia.

10 SEMI-ANNUAL REPORT DECEMBER 31, 2009

BlackRock International Value Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in stocks of companies in developed countries located outside of the United States.
3 This unmanaged index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East (in US dollars).

Performance Summary for the Period Ended December 31, 2009
				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	20.84%	28.97%	N/A	2.78%	N/A	3.94%	N/A
Investor A	20.57	28.41	21.67%	2.47	1.37%	3.65	3.10%
Investor B	19.92	26.93	22.43	1.50	1.21	2.97	2.97
Investor C	19.92	26.96	25.96	1.50	1.50	2.81	2.81
Class R	20.37	27.92	N/A	2.15	N/A	3.42	N/A
MSCI EAFE Index	22.07	31.78	N/A	3.54	N/A	1.17	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example
		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2009	December 31, 2009 During the Period[5]		July 1, 2009	December 31, 2009 During the Period[5]
Institutional	$1,000	$1,208.40	$ 5.46	$1,000	$1,020.26	$ 4.99
Investor A	$1,000	$1,205.70	$ 7.73	$1,000	$1,018.19	$ 7.07
Investor B	$1,000	$1,199.20	$13.86	$1,000	$1,012.60	$12.68
Investor C	$1,000	$1,199.20	$13.69	$1,000	$1,012.75	$12.53
Class R	$1,000	$1,203.70	$ 9.66	$1,000	$1,016.43	$ 8.84

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.98% for Institutional, 1.39% for Investor A, 2.50% for Investor B, 2.47% for
Investor C and 1.74% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 11

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load) of
5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for auto-
matic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available for purchase through exchanges, dividend reinvestments or for purchase by cer-
tain qualified employee benefit plans.

•Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25%
per year.

•Class R Shares do not incur a maxium initial sales charge (front-end load)
or deferred sales charge. These shares are subject to a distribution fee of
0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003 for
BlackRock EuroFund, BlackRock Focus Value Fund, Inc. and BlackRock
International Value Fund, and February 4, 2003 for BlackRock Global
SmallCap Fund, Inc., Class R Share performance results are those of the

Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

The returns for BlackRock International Value Fund’s Investor B, Investor C
and Class R Shares prior to their respective inception dates (October 6,
2000, October 6, 2000 and January 3, 2003, respectively), are based upon performance of the Fund’s Institutional Shares. The returns for Investor B,
Investor C and Class R Shares, however, are adjusted to reflect the distribu-
tion and service (12b-1) fees applicable to each class of shares.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the perform-
ance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distri-
butions or the redemption of fund shares. The Funds may charge a 2%
redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous pages assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees appli-
cable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on hypothetical invest-
ments of $1,000 invested on July 1, 2009 and held through December 31,
2009) are intended to assist shareholders both in calculating expenses based on investments in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspond-
ing to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Fin-
ancials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instru-
ment and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an invest-
ment or may cause the Funds to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 13

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.4%
KBC Bancassurance Holding	145,482	$ 6,250,657
Denmark — 1.8%
Carlsberg A/S	110,324	8,121,462
Finland — 4.8%
Cargotec Corp., Class B	200,590	5,521,459
KCI Konecranes Oyj	253,112	6,908,740
Nokia Oyj	713,181	9,221,416
		21,651,615
France — 23.5%
AXA SA	420,928	9,882,953
BNP Paribas SA	120,389	9,549,009
Electricite de France SA	144,431	8,584,007
Eramet	14,641	4,585,140
European Aeronautic Defense and Space	294,452	5,918,814
France Telecom SA	72,250	1,805,401
Legrand Promesses	175,565	4,886,261
Renault SA	138,076	7,083,270
STMicroelectronics NV	303,898	2,808,088
Sanofi-Aventis	198,628	15,620,655
Thales SA	143,408	7,370,491
Total SA	268,102	17,220,160
Vinci SA	197,783	11,129,452
		106,443,701
Germany — 14.0%
Allianz AG, Registered Shares	57,564	7,135,628
Bayer AG	82,041	6,565,206
Deutsche Lufthansa AG	411,781	6,953,213
Deutsche Post AG	471,196	9,106,705
Deutsche Telekom AG	644,513	9,454,877
E.ON AG	275,960	11,583,154
HeidelbergCement AG	107,743	7,453,852
MAN SE	64,601	5,012,528
		63,265,163
Greece — 1.4%
EFG Eurobank Ergasias SA (a)	570,959	6,380,904
Ireland — 0.7%
Irish Life & Permanent Plc	698,523	3,075,651
Italy — 4.0%
Eni SpA	411,647	10,482,910
Fiat SpA	528,364	7,732,049
		18,214,959
Netherlands — 3.6%
ING Groep NV-CVA	823,418	7,929,827
Koninklijke Ahold NV	617,553	8,181,759
		16,111,586
Norway — 2.4%
Statoil ASA	428,732	10,692,414
Spain — 4.1%
Banco Bilbao Vizcaya Argentaria SA	125,616	2,289,353
Banco Santander SA	763,141	12,610,639
Telefonica SA	129,530	3,625,418
		18,525,410

Common Stocks	Shares	Value
Sweden — 0.4%
Telefonaktiebolaget LM Ericsson	199,840 $	1,839,737
Switzerland — 11.9%
Nestle SA, Registered Shares	433,698	21,048,940
Novartis AG, Registered Shares	363,698	19,861,272
Petroplus Holdings AG	276,640	5,061,103
Swiss Reinsurance Co., Registered Shares	169,434	8,116,676
		54,087,991
United Kingdom — 24.5%
BHP Billiton Plc	326,474	10,407,969
BP Plc	2,249,076	21,717,434
BT Group Plc	3,127,827	6,811,864
Barclays Plc	1,522,935	6,710,739
HSBC Holdings Plc	1,885,916	21,515,137
Lloyds TSB Group Plc	5,499,580	4,424,841
Man Group Plc	1,011,937	4,994,256
Meggitt Plc	1,262,324	5,284,490
Redrow Plc (a)	1,349,801	2,888,593
Tesco Plc	1,308,539	9,027,313
Vodafone Group Plc	5,541,358	12,832,164
Xstrata Plc	239,098	4,264,562
		110,879,362
Total Long-Term Investments
(Cost — $392,233,683) — 98.5%		445,540,612
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (b)(c)	7,274,540	7,274,540
Total Short-Term Securities
(Cost — $7,274,540) — 1.6%		7,274,540
Total Investments (Cost — $399,508,223*) — 100.1%		452,815,152
Liabilities in Excess of Other Assets — (0.1)%		(620,970)
Net Assets — 100.0%	$ 452,194,182
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 406,925,817
Gross unrealized appreciation	$ 62,969,603
Gross unrealized depreciation		(17,080,268)
Net unrealized appreciation	$ 45,889,335
(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	$ (1,277,386)	$ 11,610
(c) Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in	ADR
the Schedules of Investments, the names and	AUD
descriptions of many of the securities have been	BRL
abbreviated according to the following list:	CHF
EUR

American Depositary Receipts	GBP	British Pound
Australian Dollar	HKD	Hong Kong Dollar
Brazilian Real	JPY	Japanese Yen
Swiss Franc	SGD	Singapore Dollar
Euro	USD	US Dollar

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (concluded) BlackRock EuroFund

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus-
try sub-classifications for reporting ease.
•Foreign currency exchange contracts as of December 31, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
EUR 13,793,955		USD	19,806,465	State Street	3/25/10	$ (34,776)
				Bank
				& Trust Co.
GBP 46,835,753		USD	76,643,900	State Street	3/25/10	(1,034,558)
				Bank
				& Trust Co.
USD	68,521,300	EUR 47,135,791		State Street	3/25/10	958,796
				Bank
				& Trust Co.
USD	22,397,965	GBP 13,906,856		State Street	3/25/10	(52,581)
				Bank
				& Trust Co.
Total						$ (163,119)

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs		Securities
Assets
Level 1 — Short-Term Securities	$ 7,274,540
Level 2 — Long-Term Investments[1]		445,540,612
Level 3		—
Total	$ 452,815,152
[1] See above Schedule of Investments for values in each country.
Valuation	Other Financial
Inputs	Instruments[2]
	Assets	Liabilities
Level 1	—	—
Level 2	$ 958,796	$ (1,121,915)
Level 3	—	—
Total	$ 958,796	$ (1,121,915)
[2] Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 15

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 8.6%
Industrial Conglomerates — 2.2%
Tyco International Ltd.	109,050	$ 3,890,904
Pharmaceuticals — 1.8%
Merck & Co, Inc.	87,946	3,213,547
Semiconductors & Semiconductor
Equipment — 2.0%
Maxim Integrated Products, Inc.	172,500	3,501,750
Specialty Retail — 2.6%
Limited Brands, Inc.	240,000	4,617,600
Total Above-Average Yield		15,223,801
Discount to Assets — 6.9%
Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	141,500	4,687,895
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp. (a)	94,500	2,994,705
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	71,500	4,463,030
Total Discount to Assets		12,145,630
Earnings Turnaround — 30.6%
Aerospace & Defense — 2.6%
Honeywell International, Inc.	115,500	4,527,600
Capital Markets — 2.2%
Morgan Stanley	128,500	3,803,600
Commercial Banks — 2.6%
Wells Fargo & Co.	168,000	4,534,320
Diversified Financial Services — 2.3%
Bank of America Corp.	272,500	4,103,850
Energy Equipment & Services — 2.8%
Halliburton Co.	166,600	5,012,994
Food Products — 2.2%
Unilever NV-ADR	120,800	3,905,464
Metals & Mining — 1.8%
Nucor Corp.	67,900	3,167,535
Oil, Gas & Consumable Fuels — 2.4%
Peabody Energy Corp.	91,700	4,145,757
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	204,100	5,153,525
Semiconductors & Semiconductor
Equipment — 8.8%
Analog Devices, Inc.	140,600	4,440,148
LSI Corp. (a)	1,056,600	6,350,166
Micron Technology, Inc. (a)	436,500	4,609,440
		15,399,754
Total Earnings Turnaround		53,754,399
Financial Restructuring — 0.0%
Semiconductors & Semiconductor
Equipment — 0.0%
Legacy Holdings, Inc. (a)	1,500	3
Total Financial Restructuring		3
Operational Restructuring — 17.2%
Aerospace & Defense — 2.1%
Raytheon Co.	72,000	3,709,440
Chemicals — 2.4%
E.I. du Pont de Nemours & Co.	125,000	4,208,750

Common Stocks	Shares	Value
Operational Restructuring (concluded)
Computers & Peripherals — 3.1%
Hewlett-Packard Co.	104,000	$ 5,357,040
Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	116,400	4,850,388
Food & Staples Retailing — 2.3%
Walgreen Co.	111,500	4,094,280
Health Care Equipment & Supplies — 1.6%
Covidien Plc	59,000	2,825,510
Household Products — 2.0%
Kimberly-Clark Corp.	55,500	3,535,905
Media — 0.9%
Comcast Corp., Special Class A	103,500	1,657,035
Total Operational Restructuring		30,238,348
Price-to-Book Value — 4.2%
Diversified Financial Services — 2.3%
Citigroup, Inc.	1,218,400	4,032,904
Semiconductors & Semiconductor
Equipment — 1.9%
Novellus Systems, Inc. (a)	140,000	3,267,600
Total Price-to-Book Value		7,300,504
Price-to-Cash Flow — 2.9%
Health Care Providers & Services — 2.9%
Coventry Health Care, Inc. (a)	212,500	5,161,625
Total Price-to-Cash Flow		5,161,625
Price-to-Earnings Per Share — 25.1%
Diversified Telecommunication Services — 2.4%
Qwest Communications International, Inc. (b)	1,015,200	4,273,992
Energy Equipment & Services — 4.9%
Noble Corp.	102,600	4,175,820
Weatherford International Ltd. (a)	247,300	4,429,143
		8,604,963
Insurance — 8.5%
ACE Ltd.	97,000	4,888,800
MetLife, Inc.	123,500	4,365,725
The Travelers Cos., Inc.	112,300	5,599,278
		14,853,803
Internet Software & Services — 0.0%
AOL, Inc. (a)	1	21
Media — 4.8%
CBS Corp., Class B	310,000	4,355,500
Time Warner, Inc.	138,500	4,035,890
		8,391,390
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	58,000	4,465,420
Software — 2.0%
Electronic Arts, Inc. (a)	197,000	3,496,750
Total Price-to-Earnings Per Share		44,086,339
Special Situations — 2.7%
Capital Markets — 2.7%
Invesco Ltd.	201,000	4,721,490
Total Special Situations		4,721,490
Total Common Stocks — 98.2%		172,632,139

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (concluded)

BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Preferred Stock	Shares	Value
Earnings Turnaround — 0.5%
Diversified Financial Services — 0.5%
Bank of America Corp., 10.00% (c)(d)	62,100	$ 926,532
Total Preferred Stock — 0.5%		926,532
Total Long-Term Investments
(Cost — $141,864,964) — 98.7%		173,558,671
Short-Term Securities
BlackRock Liquidity Funds, TempCash,
Institutional Class, 0.17% (e)(f)	2,201,749	2,201,749
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.29% (e)(f)(g)	$ 4,050	4,050,000
Total Short-Term Securities
(Cost — $6,251,749) — 3.6%		6,251,749
Total Investments (Cost — $148,116,713*) — 102.3%		179,810,420
Liabilities in Excess of Other Assets — (2.3)%		(3,975,632)
Net Assets — 100.0%		$ 175,834,788
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 151,020,530
Gross unrealized appreciation		$ 33,899,029
Gross unrealized depreciation		(5,109,139)
Net unrealized appreciation		$ 28,789,890
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Convertible security.
(d) Variable rate security. Rate shown is as of report date.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempCash,
Institutional Class	$ (160,042)	$ 4,139
BlackRock Liquidity Series, LLC
Money Market Series	$(1,125,000)	$ 5,569
(f) Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from securities loans.

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus-
try sub-classifications for reporting ease.

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments[1]	$ 173,558,671
Short-Term Securities	2,201,749
Total Level 1	175,760,420
Level 2 — Short-Term Securities	4,050,000
Level 3	—
Total	$ 179,810,420
[1] See above Schedule of Investments for values in each industry excluding
Level 2 within the table.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 17

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.3%
CFS Retail Property Trust	4,072,838	$ 6,935,066
Cochlear Ltd.	88,800	5,483,727
Goodman Fielder Ltd.	3,523,000	5,130,191
Mount Gibson Iron Ltd. (a)	1,577,400	2,324,763
Myer Holdings Ltd. (a)	1,185,800	3,877,113
		23,750,860
Austria — 0.8%
Intercell AG (a)	80,400	2,993,024
Schoeller-Bleckmann Oilfield Equipment AG	111,100	5,306,442
		8,299,466
Bermuda — 2.1%
Lazard Ltd., Class A	195,900	7,438,323
PartnerRe Ltd.	95,200	7,107,632
Ports Design Ltd.	2,220,500	6,846,305
		21,392,260
Brazil — 1.0%
Lupatech SA (a)	335,100	5,225,712
Santos Brasil Participacoes SA (a)	527,400	5,301,264
		10,526,976
Canada — 5.5%
Agnico-Eagle Mines Ltd.	112,900	6,096,600
Biovail Corp.	231,200	3,227,552
DiagnoCure, Inc. (a)(b)	4,278,880	4,254,946
Dollarama, Inc. (a)	70,600	1,508,735
Dollarama, Inc. (a)(c)	203,600	4,350,968
Eastern Platinum Ltd. (a)	3,280,900	2,886,100
Eldorado Gold Corp. (a)	577,700	8,241,415
Inmet Mining Corp.	107,700	6,567,965
Lundin Mining Corp. (a)	1,214,800	4,994,636
Quadra Mining Ltd. (a)	274,000	3,801,444
Taseko Mines Ltd. (a)	1,168,200	4,929,804
Thompson Creek Metals Co., Inc. (a)	462,600	5,453,801
		56,313,966
Cayman Islands — 1.5%
Ming Fai International Holdings Ltd.	18,753,700	3,192,778
Parkson Retail Group Ltd.	2,827,500	4,975,587
Polarcus Ltd. (a)	3,095,000	1,977,875
XL Capital Ltd., Class A	276,900	5,075,577
		15,221,817
China — 1.7%
7 Days Group Holdings Ltd.-ADR (a)	262,100	3,271,008
Duoyuan Global Water, Inc.-ADR (a)(d)	87,600	3,135,204
Shenguan Holdings Group Ltd. (a)	1,236,800	1,126,191
Shenzhen Expressway Co., Ltd.	8,423,100	4,129,676
WuXi PharmaTech Cayman, Inc.-ADR (a)(d)	389,300	6,213,228
		17,875,307
Denmark — 0.8%
TrygVesta A/S	89,115	5,857,941
Vestas Wind Systems A/S (a)	34,216	2,083,166
		7,941,107
Finland — 0.6%
Ramirent Oyj	648,750	6,304,326
France — 2.4%
Bonduelle SA	83,800	9,534,286
Eurofins Scientific SA	51,275	2,793,377
Scor SE	352,420	8,853,502
UBISOFT Entertainment (a)	247,200	3,500,135
		24,681,300

Common Stocks	Shares	Value
Germany — 4.3%
Deutsche Euroshop AG	155,000	$ 5,246,783
GEA Group AG	293,450	6,536,893
Gerresheimer AG	195,500	6,586,688
Paion AG (a)	475,886	1,739,624
Rheinmetall AG	170,200	10,805,791
Salzgitter AG	56,500	5,536,353
Symrise AG	361,600	7,707,577
		44,159,709
Hong Kong — 1.1%
Clear Media Ltd. (a)	4,052,000	2,130,146
Dah Sing Financial Group	320,700	1,767,154
Lu Ning Co. Ltd.	1,854,400	7,031,542
		10,928,842
India — 1.1%
Container Corp. of India	156,300	4,387,358
Steel Authority of India	473,800	2,445,832
United Phosphorus Ltd.	1,311,200	4,868,461
		11,701,651
Ireland — 0.9%
Ryanair Holdings Plc-ADR (a)	328,196	8,802,217
Israel — 1.2%
NICE Systems Ltd.-ADR (a)	255,600	7,933,824
Strauss-Elite Ltd.	269,800	4,020,938
		11,954,762
Italy — 1.3%
Credito Emiliano SpA (a)	474,869	3,657,263
DiaSorin SpA	145,300	5,163,885
Iride SpA	1,756,900	3,346,646
Milano Assicurazioni SpA	526,500	1,539,845
		13,707,639
Japan — 5.9%
Advantest Corp.	126,000	3,282,426
Asics Corp.	432,950	3,885,669
Don Quijote Co., Ltd.	189,000	4,586,251
Fukuoka Financial Group, Inc.	1,511,300	5,266,880
Hisaka Works Ltd.	298,500	2,960,426
Jupiter Telecommunications Co., Ltd.	4,335	4,289,591
Koito Manufacturing Co., Ltd.	337,500	5,416,930
Komori Corp.	205,600	2,270,813
Kureha Chemical Industry Co., Ltd.	1,406,400	6,936,279
MEGMILK SNOW BRAND Co Ltd.	123,300	1,813,722
Makita Corp.	89,150	3,062,132
NGK Insulators Ltd.	208,400	4,557,583
Nippon Building Fund, Inc.	389	2,956,455
Osaka Securities Exchange Co., Ltd.	1,275	6,077,307
PanaHome Corp.	239,500	1,541,981
Suruga Bank Ltd.	207,400	1,807,358
Toyo Suisan Kaisha, Ltd.	14,100	325,155
		61,036,958
Malaysia — 0.4%
AirAsia Bhd (a)	8,864,400	3,558,798
Mexico — 0.3%
Embotelladoras Arca SA de CV	1,013,400	3,369,737
Netherlands — 0.2%
Fugro NV	40,900	2,349,264

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (continued)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway — 2.4%
Golden Ocean Group Ltd. (a)	4,015,500	$ 7,277,327
ProSafe ASA	415,500	2,635,855
Sevan Marine ASA (a)	2,097,400	3,659,961
Songa Offshore SE (a)	1,199,900	6,258,650
TGS Nopec Geophysical Co. ASA (a)	266,500	4,813,514
		24,645,307
Singapore — 1.7%
Avago Technologies Ltd. (a)	442,100	8,086,009
Cityspring Infrastructure Trust	15,536,600	6,512,263
Olam International Ltd.	500	939
UOL Group Ltd.	934,600	2,693,343
		17,292,554
Spain — 0.9%
Bolsas y Mercados Espanoles	42,800	1,380,448
Laboratorios Farmaceuticos Rovi SA	723,294	8,007,293
		9,387,741
Sweden — 0.9%
Axfood AB	142,800	4,165,555
Swedish Match AB	215,100	4,702,791
		8,868,346
Switzerland — 1.2%
Addex Pharmaceuticals Ltd. (a)	63,000	840,447
Aryzta AG	73,900	2,752,314
Clariant AG	217,500	2,571,962
Foster Wheeler AG (a)	96,700	2,846,848
Rieter Holding AG	15,231	3,440,244
		12,451,815
Thailand — 0.4%
Mermaid Maritime PCL (a)	7,451,305	4,455,885
United Kingdom — 8.6%
Amlin Plc	1,320,215	7,623,045
Antofagasta Plc	178,000	2,831,544
Britvic Plc	1,091,800	7,159,471
Cairn Energy Plc (a)	1,302,000	6,969,973
Charter International Plc	571,200	6,616,962
EasyJet Plc (a)	771,000	4,373,009
GKN Plc	818,100	1,532,276
Group 4 Securicor Plc	1,640,097	6,874,576
Halfords Group Plc	847,700	5,455,169
Hikma Pharmaceuticals Plc	961,400	7,897,760
Intertek Group Plc	242,900	4,909,509
Kesa Electricals Plc	2,982,800	7,165,519
QinetiQ Plc	1,502,900	3,921,071
Rexam Plc	1,431,572	6,692,426
Rightmove Plc	323,700	2,628,622
Schroders Plc	259,600	5,548,030
		88,198,962
United States — 47.8%
ADC Telecommunications, Inc. (a)	465,000	2,887,650
AMB Property Corp.	107,200	2,738,960
Abercrombie & Fitch Co., Class A	25,400	885,190
Acadia Realty Trust	159,600	2,692,452
Advanced Energy Industries, Inc. (a)	438,900	6,618,612
AirTran Holdings, Inc. (a)	57,800	301,716
Alexion Pharmaceuticals, Inc. (a)	56,400	2,753,448
Alpha Natural Resources, Inc. (a)	162,200	7,036,236
Ancestry.com, Inc. (a)	40,800	571,608
Arch Capital Group Ltd. (a)	71,800	5,137,290
Autoliv, Inc. (d)	82,700	3,585,872

Common Stocks	Shares	Value
United States (continued)
BJ’s Restaurants, Inc. (a)(d)	197,800	$ 3,722,596
BMC Software, Inc. (a)	103,500	4,150,350
BancorpSouth, Inc. (d)	157,300	3,690,258
Bank of Hawaii Corp. (d)	130,300	6,131,918
Blackboard, Inc. (a)	205,300	9,318,567
BorgWarner, Inc. (d)	80,150	2,662,583
Brooks Automation, Inc. (a)	677,750	5,815,095
Burger King Holdings, Inc.	110,100	2,072,082
Cadence Design Systems, Inc. (a)	826,150	4,948,639
CardioNet, Inc. (a)(d)	270,500	1,606,770
Celanese Corp., Series A	247,400	7,941,540
Citrix Systems, Inc. (a)	122,400	5,093,064
Cliffs Natural Resources, Inc.	177,398	8,176,274
ComScore, Inc. (a)	200,700	3,522,285
Commercial Vehicle Group, Inc. (a)	411,600	2,465,484
Core Laboratories NV	26,400	3,118,368
Corporate Office Properties Trust (d)	100,200	3,670,326
Covanta Holding Corp. (a)(d)	292,550	5,292,230
Coventry Health Care, Inc. (a)	188,800	4,585,952
Cullen/Frost Bankers, Inc. (d)	181,600	9,080,000
DSP Group, Inc. (a)	793,800	4,469,094
Delta Air Lines, Inc. (a)	334,900	3,811,162
Digital Realty Trust, Inc. (d)	110,400	5,550,912
Drew Industries, Inc. (a)	211,800	4,373,670
Duoyuan Printing, Inc. (a)	153,000	1,231,650
Electronics for Imaging, Inc. (a)	507,200	6,598,672
EnergySolutions, Inc.	420,000	3,565,800
FTI Consulting, Inc. (a)	103,700	4,890,492
Ferro Corp.	709,900	5,849,576
Fidelity National Title Group, Inc., Class A	435,700	5,864,522
Foot Locker, Inc.	91,800	1,022,652
Fortinet, Inc. (a)	8,700	152,859
Guess?, Inc.	217,850	9,215,055
Home Properties, Inc.	60,000	2,862,600
IDEX Corp.	249,350	7,767,252
IHS, Inc., Class A (a)	29,500	1,616,895
IPC The Hospitalist Co., Inc. (a)	198,000	6,583,500
ITC Holdings Corp.	177,500	9,245,975
Integrated Device Technology, Inc. (a)	354,700	2,294,909
Intersil Corp., Class A	606,100	9,297,574
j2 Global Communications, Inc. (a)	319,600	6,503,860
JDS Uniphase Corp. (a)	1,034,900	8,537,925
K-Swiss, Inc., Class A	140,500	1,396,570
Kindred Healthcare, Inc. (a)	50,600	934,076
Kinetic Concepts, Inc. (a)	100,550	3,785,707
King Pharmaceuticals, Inc. (a)(d)	574,100	7,044,207
Knight Capital Group, Inc., Class A (a)	149,700	2,305,380
LKQ Corp. (a)	337,663	6,614,818
Landstar System, Inc.	129,350	5,014,900
Linear Technology Corp.	124,750	3,809,865
The Macerich Co. (d)	158,981	5,715,382
Manpower, Inc.	54,900	2,996,442
Maxim Integrated Products, Inc.	335,300	6,806,590
Mentor Graphics Corp. (a)	621,250	5,485,637
Merit Medical Systems, Inc. (a)	456,261	8,801,275
MoSys, Inc. (a)	52,450	205,604
Nektar Therapeutics (a)	290,000	2,702,800
Nordson Corp.	81,450	4,983,111
Northeast Utilities, Inc.	195,500	5,041,945
Nuance Communications, Inc. (a)	475,200	7,384,608
ON Semiconductor Corp. (a)	941,000	8,290,210
PMC-Sierra, Inc. (a)	859,300	7,441,538
Packaging Corp. of America	298,700	6,873,087
People’s United Financial, Inc.	319,174	5,330,206
PetroHawk Energy Corp. (a)(d)	477,300	11,450,427

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 19

Schedule of Investments (continued)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks		Shares		Value
United States (concluded)
Phillips-Van Heusen Corp.		225,600		$ 9,177,408
Polycom, Inc. (a)		292,500		7,303,725
Priceline.com, Inc. (a)(d)		9,175		2,004,737
ProAssurance Corp. (a)		45,500		2,443,805
Regis Corp.		245,200		3,817,764
Silgan Holdings, Inc.		111,800		6,470,984
St. Mary Land & Exploration Co.		143,200		4,903,168
Stancorp Financial Group, Inc.		123,200		4,930,464
Steel Dynamics, Inc. (d)		245,000		4,341,400
Support.com, Inc. (a)		1,771,179		4,675,912
Sybase, Inc. (a)(d)		205,125		8,902,425
TECO Energy, Inc. (d)		473,600		7,681,792
Tanger Factory Outlet Centers, Inc.		221,400		8,632,386
Terex Corp. (a)		184,150		3,648,011
Timken Co.		247,050		5,857,555
Urban Outfitters, Inc. (a)		322,100		11,270,279
Vishay Intertechnology, Inc. (a)(d)		551,100		4,601,685
Volcano Corp. (a)		67,600		1,174,888
The Warnaco Group, Inc. (a)		73,500		3,100,965
Watsco, Inc. (d)		43,000		2,106,140
Whiting Petroleum Corp. (a)		100,500		7,180,725
Winnebago Industries, Inc. (a)		264,150		3,222,630
Zoran Corp. (a)		830,450		9,176,472
				490,619,726
Total Long-Term Investments (Cost — $863,016,821) — 99.3%				1,019,797,298
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (e)(f)		4,707,000		4,707,000
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.29% (e)(f)(g)		$ 71,463		71,462,783
Total Short-Term Securities (Cost — $76,169,783) — 7.4%				76,169,783
Total Investments (Cost — $939,186,604*) — 106.7%				1,095,967,081
Liabilities in Excess of Other Assets — (6.7)%				(68,951,012)
Net Assets — 100.0%				$1,027,016,069
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost				$ 953,316,962
Gross unrealized appreciation				$ 202,713,843
Gross unrealized depreciation				(60,063,724)
Net unrealized appreciation				$ 142,650,119
(a) Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		Realized
	Purchase	Sales	Gains
Affiliate	Cost	Cost		(Losses) Income
DiagnoCure, Inc.	—	—	—	—

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Security, or a portion of security, is on loan.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
					Net
Affiliate				Activity		Income
BlackRock Liquidity Funds, TempFund,
Institutional Class				$ (49,459,551)		$ 30,823
BlackRock Liquidity Series, LLC
Money Market Series				$ 51,382,783		$ 60,539
(f) Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from securities loans.
•Foreign currency exchange contracts as of December 31, 2009 were as follows:
						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
CHF	147,561	USD	142,394	State Street	1/04/10	$ 256
				Bank &
				Trust Co.
BRL 1,379,826		USD	792,093	Brown	1/05/10	(406)
				Brothers
				Harriman &
				Co.
USD	682,291	SGD	959,315	State Street	1/05/10	(537)
				Bank &
				Trust Co.
AUD	134,935	USD	121,424	State Street	1/06/10	(290)
				Bank &
				Trust Co.
USD	663,701	JPY 61,549,053		State Street	1/06/10	2,822
				Bank &
				Trust Co.
Total						$ 1,845

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (concluded)

BlackRock Global SmallCap Fund, Inc.

The following table summarizes the inputs used as of December 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:
Valuation		Investments in
Inputs		Securities
		Assets
Level 1
Long-Term Investments:
Australia	$ 3,877,113
Bermuda		14,545,955
Brazil		10,526,976
Canada		56,313,966
Cayman Islands		10,246,230
China		13,745,631
Germany		1,739,624
Ireland		8,802,217
Israel		7,933,824
Japan		1,813,722
Mexico		3,369,737
Singapore		8,086,009
Switzerland		3,687,295
United States		490,619,726
Short-Term Securities		4,707,000
Total Level 1		640,015,025
Level 2
Long-Term Investments:
Australia		19,873,747
Austria		8,299,466
Bermuda		6,846,305
Cayman Islands		4,975,587
China		4,129,676
Denmark		7,941,107
Finland		6,304,326
France		24,681,300
Germany		42,420,085
Hong Kong		10,928,842
India		11,701,651
Israel		4,020,938
Italy		13,707,639
Japan		59,223,236
Malaysia		3,558,798
Netherlands		2,349,264
Norway		24,645,307
Singapore		9,206,545
Spain		9,387,741
Sweden		8,868,346
Switzerland		8,764,520
Thailand		4,455,885
United Kingdom		88,198,962
Short-Term Securities		71,462,783
Total Level 2		455,952,056
Level 3		—
Total	$ 1,095,967,081
Valuation	Other Financial
Inputs	Instruments[1]
	Assets	Liabilities
Level 1	—	—
Level 2	$ 3,078	$ (1,233)
Level 3	—	—
Total	$ 3,078	$ (1,233)
[1] Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 21

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock International Value Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.9%
Fairfax Media Ltd.	8,026,896	$ 12,476,250
Newcrest Mining Ltd.	550,728	17,444,126
Suncorp-Metway Ltd.	2,062,812	15,970,138
Telstra Corp. Ltd.	8,852,981	27,217,346
		73,107,860
Belgium — 0.9%
KBC Bancassurance Holding	227,860	9,790,040
Brazil — 0.6%
Cyrela Brazil Realty SA	465,571	6,551,689
Denmark — 1.6%
Carlsberg A/S	236,987	17,445,714
Finland — 2.9%
KCI Konecranes Oyj	380,228	10,378,396
Nokia Oyj	1,553,454	20,086,129
		30,464,525
France — 9.4%
BNP Paribas SA	268,124	21,267,047
Electricite de France SA	297,289	17,668,858
European Aeronautic Defense and Space Co.	604,538	12,151,889
Sanofi-Aventis	331,736	26,088,636
Vinci SA	385,870	21,713,300
		98,889,730
Germany — 11.9%
Allianz AG Registered Shares	133,049	16,492,741
Bayer AG	288,947	23,122,545
Deutsche Lufthansa AG	796,994	13,457,806
Deutsche Post AG	1,012,454	19,567,484
E.ON AG	619,726	26,012,399
HeidelbergCement AG	238,607	16,507,256
MAN SE	130,890	10,156,031
		125,316,262
Greece — 1.1%
EFG Eurobank Ergasias SA (a)	1,083,514	12,109,099
Hong Kong — 2.8%
China Construction Bank, Class H	12,509,000	10,684,512
Hutchison Whampoa Ltd.	2,767,000	18,931,429
		29,615,941
Hungary — 0.5%
OTP Bank Nyrt.	202,082	5,789,529
Italy — 4.2%
Eni SpA	1,107,494	28,203,194
Fiat SpA	1,079,618	15,799,068
		44,002,262
Japan — 21.9%
Fuji Media Holdings, Inc.	3,501	4,850,920
Fuji Photo Film Co., Ltd.	672,600	20,312,966
Honda Motor Co., Ltd.	725,500	24,615,271
JFE Holdings, Inc.	265,500	10,494,909
Japan Prime Realty Investment Corp.	825	1,714,248
Komatsu Ltd.	767,100	16,058,603
Mazda Motor Corp.	5,377,000	12,364,019
Mitsubishi Corp.	947,400	23,598,398
Mitsubishi UFJ Financial Group, Inc.	1,082,200	5,330,685

Common Stocks		Shares	Value
Japan (concluded)
Mitsui Chemicals, Inc.		3,246,000	$ 8,404,864
Nomura Holdings, Inc.		2,704,500	20,112,488
Seven & I Holdings Co., Ltd.		471,400	9,625,256
Sony Corp.		573,400	16,669,754
Sumitomo Electric Industries Ltd.		1,615,100	20,117,498
Sumitomo Mitsui Financial Group, Inc.		338,300	9,707,647
TDK Corp.		291,700	17,826,513
Tokio Marine Holdings, Inc.		340,500	9,291,974
			231,096,013
Netherlands — 4.1%
ING Groep NV CVA		2,131,661	20,528,701
Koninklijke Ahold NV		1,698,200	22,498,900
			43,027,601
Norway — 1.8%
Statoil ASA		768,182	19,158,169
Russia — 1.1%
OAO Gazprom ADR		444,318	11,330,109
Switzerland — 8.7%
Nestle SA Registered Shares		692,886	33,628,275
Novartis AG Registered Shares		596,028	32,548,637
Petroplus Holdings AG		436,264	7,981,410
Swiss Reinsurance Co. Registered Shares		361,730	17,328,547
			91,486,869
United Kingdom — 15.1%
BHP Billiton Plc		373,182	11,897,018
BP Plc		4,246,193	41,001,912
BT Group Plc		8,250,267	17,967,649
Cookson Group Plc		310,136	2,098,164
HSBC Holdings Plc		3,728,852	42,539,945
United Business Media Ltd.		2,270,511	16,950,352
Vodafone Group Plc		11,468,673	26,558,091
			159,013,131
Total Common Stocks — 95.5%			1,008,194,543
		Par
Structured Notes		(000)
Cayman Islands — 0.4%
Morgan Stanley BV (Rolta India Ltd.),
due 5/26/14	USD	961	4,038,857
India — 1.5%
Deutsche Bank AG (Axis Bank), due 8/17/17 (a)		500	10,552,387
UBS AG (Unitech Ltd.), due 6/16/11		2,817	4,982,605
			15,534,992
Total Structured Notes — 1.9%			19,573,849
Total Long-Term Investments
(Cost — $933,861,777) — 97.4%			1,027,768,392
Short-Term Securities		Shares
Money Market Fund — 1.6%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (b)(c)		17,389,749	17,389,749

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Schedule of Investments (concluded)

BlackRock International Value Fund
(Percentages shown are based on Net Assets)

					Par
Short-Term Securities					(000)	Value
Time Desposit — 0.1%
Europe
Brown Brothers Harriman & Co., 0.09%, 1/01/10				EUR	310 $	444,149
Total Short-Term Securities
(Cost — $17,833,899) — 1.7%						17,833,898
Total Investments (Cost — $951,695,676*) — 99.1%						1,045,602,290
Other Assets Less Liabilities — 0.9%						9,439,745
Net Assets — 100.0%					$1,055,042,035
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost					$ 970,648,576
Gross unrealized appreciation					$ 120,414,895
Gross unrealized depreciation						(45,461,181)
Net unrealized appreciation					$ 74,953,714
(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
					Net
Affiliate				Activity		Income
BlackRock Liquidity Funds, TempFund,
Institutional Class				$ 4,560,332		$ 18,226
(c) Represents the current yield as of report date.
•Foreign currency exchange contracts as of December 31, 2009 were as follows:
						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	45,100	GBP	28,215	Citibank, NA	1/04/10	$ (472)
USD	759,039	GBP	478,045	State Street	1/04/10	(13,082)
				Bank &
				Trust Co.
USD	135,687	HKD	1,052,258	State Street	1/04/10	(33)
				Bank &
				Trust Co.
USD	462,770	GBP	287,667	State Street	1/05/10	(1,858)
				Bank &
				Trust Co.
USD	521,720	HKD	4,046,021	State Street	1/05/10	(137)
				Bank &
				Trust Co.
USD	20,508	GBP	12,644	State Street	1/06/10	87
				Bank &
				Trust Co.
EUR	3,174,004	USD	4,678,000	JPMorgan	3/12/10	(128,400)
				Chase
GBP 40,948,616 USD 66,455,100 JPMorgan					3/12/10	(343,650)
				Chase
USD 25,020,760		EUR 17,019,536 State Street			3/12/10	625,052
				Bank &
				Trust Co.
USD 17,753,300		JPY 1,566,043,448		Citibank, NA	3/12/10	932,487
USD 27,615,359		JPY 2,479,028,002		Goldman	3/12/10	988,213
				Sachs
Total						$ 2,058,207

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation		Investments in
Inputs		Securities
		Assets
Level 1
Long-Term Investments:
Brazil	$ 6,551,689
Russia		11,330,109
Short-Term Securities		17,389,749
Total Level 1		35,271,547
Level 2
Long-Term Investments[1]	1,009,886,594
Short-Term Securities		444,149
Total Level 2	1,010,330,743
Level 3		—
Total	$ 1,045,602,290
[1] See above Schedule of Investments for values in each country excluding Level 1 within the table.
Valuation	Other Financial
Inputs	Instruments[2]
	Assets	Liabilities
Level 1	—	—
Level 2	$ 2,545,839	$ (487,632)
Level 3	—	—
Total	$ 2,545,839	$ (487,632)
[2] Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 23

Statements of Assets and Liabilities
		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
December 31, 2009 (Unaudited)	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Assets
Investments at value — unaffiliated[1,2]	$ 445,540,612	$ 173,558,671	$ 1,015,542,352	$ 1,028,212,541
Investments at value — affiliated[3]	7,274,540	6,251,749	80,424,729	17,389,749
Foreign currency at value[4]	18	—	5,080,542	—
Unrealized appreciation on foreign currency exchange contracts	958,796	—	3,078	2,545,839
Dividends receivable	1,523,328	226,493	1,591,683	7,120,446
Capital shares sold receivable	412,717	82,530	1,557,261	1,770,600
Investments sold receivable	—	—	1,662,219	7,193,559
Securities lending income receivable — affiliated	—	895	19,744	—
Prepaid expenses	28,560	24,278	47,333	61,570
Other assets	114,737	111,615	—	125
Total assets	455,853,308	180,256,231	1,105,928,941	1,064,294,429
Liabilities
Collateral at value — securities loaned	—	4,050,000	71,462,783	—
Unrealized depreciation on foreign currency exchange contracts	1,121,915	—	1,233	487,632
Capital shares redeemed payable	1,023,977	141,746	1,447,727	1,669,533
Investments purchased payable	907,347	—	4,252,413	5,233,237
Investment advisory fees payable	292,295	110,661	728,831	671,449
Distribution fees payable	86,663	27,712	389,049	254,408
Other affiliates payable	25,287	6,392	29,010	25,061
Officer’s and Directors’ fees payable	483	289	340	371
Other accrued expenses payable	201,159	84,643	601,486	910,703
Total liabilities	3,659,126	4,421,443	78,912,872	9,252,394
Net Assets	$ 452,194,182	$ 175,834,788	$ 1,027,016,069	$ 1,055,042,035
Net Assets Consist of
Paid-in capital	$ 555,065,651	$ 210,553,928	$ 1,078,863,745	$ 1,336,057,256
Undistributed/accumulated (distributions in excess of) net investment income (loss)	(883,282)	360,455	(3,711,831)	(727,099)
Accumulated net realized loss	(155,226,019)	(66,773,302)	(204,991,562)	(376,607,835)
Net unrealized appreciation/depreciation	53,237,832	31,693,707	156,855,717	96,319,713
Net Assets	$ 452,194,182	$ 175,834,788	$ 1,027,016,069	$ 1,055,042,035

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Statements of Assets and Liabilities (concluded)
		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
December 31, 2009 (Unaudited)	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Net Asset Value
Institutional:
Net assets	$ 156,033,174	$ 92,289,334	$ 332,031,527	$ 544,039,174
Shares outstanding	12,047,627	9,126,035	16,725,341	26,478,358
Net asset value	$ 12.95	$ 10.11	$ 19.85	$ 20.55
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Investor A:
Net assets	$ 258,970,445	$ 66,531,217	$ 281,294,161	$ 244,513,365
Shares outstanding	20,345,731	6,645,055	14,439,800	11,969,357
Net asset value	$ 12.73	$ 10.01	$ 19.48	$ 20.43
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor B:
Net assets	$ 4,591,903	$ 3,847,046	$ 40,444,272	$ 33,877,734
Shares outstanding	435,567	426,573	2,192,211	1,695,684
Net asset value	$ 10.54	$ 9.02	$ 18.45	$ 19.98
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor C:
Net assets	$ 29,565,694	$ 12,227,559	$ 332,624,485	$ 180,276,937
Shares outstanding	3,134,220	1,411,602	18,563,244	9,178,900
Net asset value	$ 9.43	$ 8.66	$ 17.92	$ 19.64
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Class R:
Net assets	$ 3,032,966	$ 939,632	$ 40,621,624	$ 52,334,825
Shares outstanding	302,540	102,978	2,186,717	2,592,707
Net asset value	$ 10.03	$ 9.12	$ 18.58	$ 20.19
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
[1] Securities loaned at value	—	$ 3,789,000	$ 68,319,977	—
[2] Investments at cost — unaffiliated	$ 392,233,683	$ 141,864,964	$ 848,823,301	$ 934,305,927
[3] Investments at cost — affiliated	$ 7,274,540	$ 6,251,749	$ 90,363,303	$ 17,389,749
[4] Foreign currency at cost	$ 18	—	$ 5,028,727	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 25

Statements of Operations
		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
Six Months Ended December 31, 2009 (Unaudited)	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Investment Income
Dividends	$ 4,053,211	$ 1,956,553	$ 6,233,512	$ 8,582,847
Foreign taxes withheld	(324,062)	(6,132)	(190,287)	(722,946)
Interest	24	—	11	13
Income — affiliated	11,610	4,139	30,823	18,226
Securities lending — affiliated	—	5,569	60,539	—
Total income	3,740,783	1,960,129	6,134,598	7,878,140
Expenses
Investment advisory fees	1,705,238	833,286	4,080,253	3,909,603
Service — Investor A	325,510	78,629	329,587	305,754
Service and distribution — Investor B	27,013	20,623	209,729	173,024
Service and distribution — Investor C	147,768	59,420	1,588,807	899,348
Service and distribution — Class R	7,338	2,051	94,468	129,778
Transfer agent — Institutional	150,136	51,578	267,098	337,096
Transfer agent — Investor A	176,436	51,371	296,618	349,030
Transfer agent — Investor B	19,876	6,898	84,354	111,643
Transfer agent — Investor C	34,685	14,294	528,213	550,363
Transfer agent — Class R	7,053	2,530	78,763	101,393
Accounting services	101,227	50,253	170,032	177,410
Custodian	65,980	3,006	135,605	153,005
Professional	46,712	55,271	67,404	50,345
Registration	33,872	30,120	62,210	40,944
Printing	31,954	34,686	52,580	68,607
Officer and Directors	13,339	9,558	18,250	19,730
Miscellaneous	24,390	14,236	32,535	35,052
Total expenses	2,918,527	1,317,810	8,096,506	7,412,125
Less fees waived by advisor	(3,565)	(209,738)	(9,664)	(6,410)
Total expenses after fees waived	2,914,962	1,108,072	8,086,842	7,405,715
Net investment income (loss)	825,821	852,057	(1,952,244)	472,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	70,996,469	3,453,111	42,077,978	175,343,791
Payment by affiliate	111,300	—	—	—
Foreign currency transactions	731,995	—	(147,555)	(2,364,614)
	71,839,764	3,453,111	41,930,423	172,979,177
Net change in unrealized appreciation/depreciation on:
Investments	25,643,399	29,275,896	146,982,883	10,581,524
Foreign currency transactions	(1,947,893)	—	(43,504)	1,871,834
	23,695,506	29,275,896	146,939,379	12,453,358
Total realized and unrealized gain	95,535,270	32,729,007	188,869,802	185,432,535
Net Increase in Net Assets Resulting from Operations	$ 96,361,091	$ 33,581,064	$ 186,917,558	$ 185,904,960

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Statements of Changes in Net Assets
	BlackRock EuroFund		BlackRock Focus Value Fund
	Six Months Ended		Six Months Ended
	December 31,	Year Ended	December 31,	Year Ended
	2009	June 30,	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income	$ 825,821	$ 11,977,252	$ 852,057	$ 2,472,751
Net realized gain (loss)	71,839,764	(223,457,154)	3,453,111	(61,420,326)
Net change in unrealized appreciation/depreciation	23,695,506	(51,777,663)	29,275,896	8,232,052
Net increase (decrease) in net assets resulting from operations	96,361,091	(263,257,565)	33,581,064	(50,715,523)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(4,787,750)	(5,123,918)	(1,098,820)	(1,562,094)
Investor A	(7,712,559)	(7,939,628)	(639,494)	(898,953)
Investor B	(49,605)	(154,501)	(3,370)	(22,459)
Investor C	(929,917)	(925,942)	(54,217)	(80,625)
Class R	(96,261)	(85,252)	(4,122)	(5,274)
Net realized gain:
Institutional	—	(9,250,420)	—	—
Investor A	—	(15,311,220)	—	—
Investor B	—	(666,812)	—	—
Investor C	—	(2,424,044)	—	—
Class R	—	(184,774)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(13,576,092)	(42,066,511)	(1,800,023)	(2,569,405)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(17,060,257)	(90,120,433)	(2,846,789)	(33,089,217)
Redemption Fee
Redemption fee	1,893	3,959	—	—
Net Assets
Total increase (decrease) in net assets	65,726,635	(395,440,550)	28,934,252	(86,374,145)
Beginning of period	386,467,547	781,908,097	146,900,536	233,274,681
End of period	$ 452,194,182	$ 386,467,547	$ 175,834,788	$ 146,900,536
Undistributed (distributions in excess of) net investment income	$ (883,282)	$ 11,866,989	$ 360,455	$ 1,308,421

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 27

Statements of Changes in Net Assets (concluded)
	BlackRock Global		BlackRock
	SmallCap Fund, Inc.		International Value Fund
	Six Months Ended		Six Months Ended
	December 31,	Year Ended	December 31,	Year Ended
	2009	June 30,	2009	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	(Unaudited)	2009
Operations
Net investment income (loss)	$ (1,952,244) $	651,318	$ 472,425	$ 19,665,396
Net realized gain (loss)	41,930,423	(241,450,114)	172,979,177	(522,400,187)
Net change in unrealized appreciation/depreciation	146,939,379	(141,300,356)	12,453,358	(8,726,652)
Net increase (decrease) in net assets resulting from operations	186,917,558	(382,099,152)	185,904,960	(511,461,443)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(677,093)	(14,158,979)	(15,053,273)
Investor A	—	(152,149)	(5,714,335)	(4,589,545)
Investor B	—	—	(359,168)	(505,351)
Investor C	—	—	(2,417,426)	(2,421,079)
Class R	—	—	(1,032,961)	(966,676)
Net realized gain:
Institutional	—	(28,424,001)	—	(8,534,436)
Investor A	—	(24,273,866)	—	(2,831,575)
Investor B	—	(6,176,424)	—	(515,717)
Investor C	—	(34,504,639)	—	(2,323,398)
Class R	—	(3,605,420)	—	(659,425)
Decrease in net assets resulting from dividends and distributions to shareholders	—	(97,813,592)	(23,682,869)	(38,400,475)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	7,443,710	(25,808,909)	(20,873,791)	(260,550,944)
Redemption Fee
Redemption fee	15,168	29,781	17,021	49,880
Net Assets
Total increase (decrease) in net assets	194,376,436	(505,691,872)	141,365,321	(810,362,982)
Beginning of period	832,639,633	1,338,331,505	913,676,714	1,724,039,696
End of period	$ 1,027,016,069 $	832,639,633	$ 1,055,042,035	$ 913,676,714
Undistributed/accumulated (distributions in excess of) net investment income (loss)	$ (3,711,831) $	(1,759,587) $	(727,099) $	22,483,345

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights						BlackRock EuroFund
				Institutional
	Six Months		Period
	Ended		November 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 10.65	$ 18.07	$ 25.59	$ 23.02	$ 17.54	$ 15.25	$ 13.01
Net investment income[1]	0.04	0.33	0.43	0.46	0.55	0.36	0.21
Net realized and unrealized gain (loss)	2.66	(6.63)	(3.61)	4.56	5.32	2.15	2.27
Net increase (decrease) from investment operations	2.70	(6.30)	(3.18)	5.02	5.87	2.51	2.48
Dividends and distributions from:
Net investment income	(0.40)	(0.40)	(0.55)	(0.72)	(0.39)	(0.22)	(0.24)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—	—
Total dividends and distributions	(0.40)	(1.12)	(4.34)	(2.46)	(0.39)	(0.22)	(0.24)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 12.95	$ 10.65	$ 18.07	$ 25.59	$ 23.02	$ 17.54	$ 15.25
Total Investment Return[3]
Based on net asset value	25.37%[4,5]	(34.12)%[5]	(13.97)%[4]	24.46%	34.03%[6]	16.52%	19.26%
Ratios to Average Net Assets
Total expenses	1.08%[7]	1.11%	1.03%[7]	1.01%	0.99%	0.99%	1.05%
Total expenses after fees waived	1.08%[7]	1.11%	1.03%[7]	1.01%	0.99%	0.99%	1.05%
Net investment income	0.56%[7]	2.83%	3.23%[7]	2.01%	2.68%	2.09%	1.50%
Supplemental Data
Net assets, end of period (000)	$ 156,033	$ 133,540	$ 274,010	$ 361,175	$ 330,849	$ 261,358	$ 252,580
Portfolio turnover	87%	124%	30%	63%	76%	72%	78%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 29

Financial Highlights (continued)						BlackRock EuroFund
				Investor A
	Six Months		Period
	Ended		November 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 10.47	$ 17.78	$ 25.24	$ 22.72	$ 17.33	$ 15.07	$ 12.86
Net investment income[1]	0.02	0.30	0.40	0.44	0.50	0.31	0.18
Net realized and unrealized gain (loss)	2.62	(6.52)	(3.56)	4.48	5.24	2.12	2.24
Net increase (decrease) from investment operations	2.64	(6.22)	(3.16)	4.92	5.74	2.43	2.42
Dividends and distributions from:
Net investment income	(0.38)	(0.37)	(0.51)	(0.67)	(0.35)	(0.17)	(0.21)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—	—
Total dividends and distributions	(0.38)	(1.09)	(4.30)	(2.41)	(0.35)	(0.17)	(0.21)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 12.73	$ 10.47	$ 17.78	$ 25.24	$ 22.72	$ 17.33	$ 15.07
Total Investment Return[3]
Based on net asset value	25.21%[4,5]	(34.21)%[5]	(14.09)%[4]	24.29%	33.64%[6]	16.20%	18.98%
Ratios to Average Net Assets
Total expenses	1.28%[7]	1.30%	1.21%[7]	1.20%	1.24%	1.24%	1.30%
Total expenses after fees waived	1.27%[7]	1.30%	1.21%[7]	1.20%	1.24%	1.24%	1.30%
Net investment income	0.37%[7]	2.68%	3.07%[7]	1.92%	2.49%	1.84%	1.24%
Supplemental Data
Net assets, end of period (000)	$ 258,970	$ 219,697	$ 427,206	$ 550,341	$ 453,104	$ 312,606	$ 296,757
Portfolio turnover	87%	124%	30%	63%	76%	72%	78%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)						BlackRock EuroFund
				Investor B
	Six Months		Period
	Ended		November 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 8.57	$ 14.70	$ 21.49	$ 19.59	$ 14.99	$ 13.08	$ 11.18
Net investment income (loss)[1]	(0.05)	0.11	0.19	0.17	0.30	0.16	0.03
Net realized and unrealized gain (loss)	2.13	(5.35)	(2.94)	3.86	4.54	1.84	1.99
Net increase (decrease) from investment operations	2.08	(5.24)	(2.75)	4.03	4.84	2.00	2.02
Dividends and distributions from:
Net investment income	(0.11)	(0.17)	(0.25)	(0.40)	(0.24)	(0.09)	(0.12)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—	—
Total dividends and distributions	(0.11)	(0.89)	(4.04)	(2.14)	(0.24)	(0.09)	(0.12)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 10.54	$ 8.57	$ 14.70	$ 21.49	$ 19.59	$ 14.99	$ 13.08
Total Investment Return[3]
Based on net asset value	24.26%[4,5]	(34.98)%[5]	(14.61)%[4]	23.12%	32.63%[6]	15.28%	18.14%
Ratios to Average Net Assets
Total expenses	2.63%[7]	2.47%	2.10%[7]	2.12%	2.01%	2.01%	2.09%
Total expenses after fees waived	2.63%[7]	2.47%	2.10%[7]	2.12%	2.01%	2.01%	2.09%
Net investment income (loss)	(0.99)%[7]	1.11%	1.77%[7]	0.98%	1.73%	1.06%	0.23%
Supplemental Data
Net assets, end of period (000)	$ 4,592	$ 5,013	$ 19,943	$ 42,829	$ 62,273	$ 103,836	$ 132,725
Portfolio turnover	87%	124%	30%	63%	76%	72%	78%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 31

Financial Highlights (continued)						BlackRock EuroFund
				Investor C
	Six Months		Period
	Ended		November 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.81	$ 13.67	$ 20.42	$ 18.86	$ 14.47	$ 12.64	$ 10.83
Net investment income (loss)[1]	(0.02)	0.15	0.22	0.21	0.29	0.15	0.02
Net realized and unrealized gain (loss)	1.94	(5.02)	(2.79)	3.63	4.36	1.78	1.92
Net increase (decrease) from investment operations	1.92	(4.87)	(2.57)	3.84	4.65	1.93	1.94
Dividends and distributions from:
Net investment income	(0.30)	(0.27)	(0.39)	(0.55)	(0.26)	(0.10)	(0.13)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—	—
Total dividends and distributions	(0.30)	(0.99)	(4.18)	(2.29)	(0.26)	(0.10)	(0.13)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 9.43	$ 7.81	$ 13.67	$ 20.42	$ 18.86	$ 14.47	$ 12.64
Total Investment Return[3]
Based on net asset value	24.61%[4,5]	(34.75)%[5]	(14.57)%[4]	23.26%	32.57%[6]	15.33%	18.06%
Ratios to Average Net Assets
Total expenses	2.13%[7]	2.15%	2.01%[7]	2.00%	2.01%	2.02%	2.08%
Total expenses after fees waived	2.13%[7]	2.15%	2.01%[7]	2.00%	2.01%	2.02%	2.08%
Net investment income (loss)	(0.48)%[7]	1.73%	2.21%[7]	1.11%	1.71%	1.05%	0.20%
Supplemental Data
Net assets, end of period (000)	$ 29,566	$ 25,504	$ 56,909	$ 79,355	$ 60,160	$ 44,881	$ 44,166
Portfolio turnover	87%	124%	30%	63%	76%	72%	78%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7] Annualized.

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (concluded)						BlackRock EuroFund
				Class R
	Six Months		Period
	Ended		November 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 8.29	$ 14.50	$ 21.45	$ 19.74	$ 15.14	$ 13.23	$ 11.32
Net investment income (loss)[1]	(0.01)	0.20	0.29	0.29	0.41	0.18	0.33
Net realized and unrealized gain (loss)	2.08	(5.36)	(2.97)	3.80	4.55	1.93	1.82
Net increase (decrease) from investment operations	2.07	(5.16)	(2.68)	4.09	4.96	2.11	2.15
Dividends and distributions from:
Net investment income	(0.33)	(0.33)	(0.48)	(0.65)	(0.36)	(0.20)	(0.24)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—	—
Total dividends and distributions	(0.33)	(1.05)	(4.27)	(2.39)	(0.36)	(0.20)	(0.24)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 10.03	$ 8.29	$ 14.50	$ 21.45	$ 19.74	$ 15.14	$ 13.23
Total Investment Return[3]
Based on net asset value	25.00%[4,5]	(34.73)%[5]	(14.39)%[4]	23.60%	33.36%[6]	16.01%	19.22%
Ratios to Average Net Assets
Total expenses	1.86%[7]	2.02%	1.72%[7]	1.71%	1.49%	1.48%	1.35%
Total expenses after fees waived	1.86%[7]	2.02%	1.72%[7]	1.71%	1.49%	1.48%	1.35%
Net investment income (loss)	(0.24)%[7]	2.29%	2.73%[7]	1.48%	2.30%	1.10%	2.51%
Supplemental Data
Net assets, end of period (000)	$ 3,033	$ 2,713	$ 3,840	$ 4,509	$ 1,948	$ 823	$ 104
Portfolio turnover	87%	124%	30%	63%	76%	72%	78%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 33

Financial Highlights					BlackRock Focus Value Fund, Inc.
				Institutional
	Six Months		Period
	Ended		August 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended July 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 8.31	$ 10.81	$ 15.47	$ 14.84	$ 14.27	$ 12.16	$ 10.36
Net investment income[1]	0.06	0.15	0.13	0.17	0.12	0.07	0.04
Net realized and unrealized gain (loss)	1.86	(2.49)	(2.62)	2.15	0.99	2.04	1.76
Net increase (decrease) from investment operations	1.92	(2.34)	(2.49)	2.32	1.11	2.11	1.80
Dividends and distributions from:
Net investment income	(0.12)	(0.16)	(0.16)	(0.18)	(0.06)	—	—
Net realized gain	—	—	(2.01)	(1.51)	(0.48)	—	—
Total dividends and distributions	(0.12)	(0.16)	(2.17)	(1.69)	(0.54)	—	—
Net asset value, end of period	$ 10.11	$ 8.31	$ 10.81	$ 15.47	$ 14.84	$ 14.27	$ 12.16
Total Investment Return[2]
Based on net asset value	23.15%[3]	(21.37)%	(18.55)%[3]	16.67%	8.06%	17.35%	17.37%
Ratios to Average Net Assets
Total expenses	1.35%[4]	1.38%	1.25%[4]	1.22%	1.26%	1.26%	1.26%
Total expenses after fees waived and paid indirectly	1.10%[4]	1.13%	1.00%[4]	0.97%	1.01%	1.01%	1.09%
Net investment income	1.25%[4]	1.79%	1.14%[4]	1.10%	0.83%	0.52%	0.33%
Supplemental Data
Net assets, end of period (000)	$ 92,289	$ 76,359	$ 113,990	$ 162,915	$ 158,175	$ 173,121	$ 172,024
Portfolio turnover	29%	112%	87%	65%	100%	72%	92%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)					BlackRock Focus Value Fund, Inc.
				Investor A
	Six Months		Period
	Ended		August 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended July 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 8.22	$ 10.67	$ 15.29	$ 14.68	$ 14.12	$ 12.06	$ 10.30
Net investment income[1]	0.04	0.12	0.10	0.13	0.08	0.04	0.01
Net realized and unrealized gain (loss)	1.85	(2.45)	(2.59)	2.12	0.98	2.02	1.75
Net increase (decrease) from investment operations	1.89	(2.33)	(2.49)	2.25	1.06	2.06	1.76
Dividends and distributions from:
Net investment income	(0.10)	(0.12)	(0.12)	(0.13)	(0.02)	—	—
Net realized gain	—	—	(2.01)	(1.51)	(0.48)	—	—
Total dividends and distributions	(0.10)	(0.12)	(2.13)	(1.64)	(0.50)	—	—
Net asset value, end of period	$ 10.01	$ 8.22	$ 10.67	$ 15.29	$ 14.68	$ 14.12	$ 12.06
Total Investment Return[2]
Based on net asset value	22.98%[3]	(21.61)%	(18.77)%[3]	16.30%	7.79%	17.08%	17.09%
Ratios to Average Net Assets
Total expenses	1.65%[4]	1.69%	1.55%[4]	1.49%	1.51%	1.51%	1.51%
Total expenses after fees waived and paid indirectly	1.40%[4]	1.44%	1.30%[4]	1.24%	1.26%	1.26%	1.34%
Net investment income	0.95%[4]	1.47%	0.83%[4]	0.83%	0.58%	0.27%	0.08%
Supplemental Data
Net assets, end of period (000)	$ 66,531	$ 55,243	$ 92,545	$ 134,585	$ 126,028	$ 135,696	$ 136,688
Portfolio turnover	29%	112%	87%	65%	100%	72%	92%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 35

Financial Highlights (continued)					BlackRock Focus Value Fund, Inc.
				Investor B
	Six Months		Period
	Ended		August 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended July 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.37	$ 9.53	$ 13.86	$ 13.37	$ 12.98	$ 11.17	$ 9.62
Net investment income (loss)[1]	0.00[2]	0.04	0.00[2]	0.01	(0.03)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	1.66	(2.17)	(2.33)	1.92	0.90	1.87	1.63
Net increase (decrease) from investment operations	1.66	(2.13)	(2.33)	1.93	0.87	1.81	1.55
Dividends and distributions from:
Net investment income	(0.01)	(0.03)	—	(0.00)[3]	—	—	—
Net realized gain	—	—	(2.00)	(1.44)	(0.48)	—	—
Total dividends and distributions	(0.01)	(0.03)	(2.00)	(1.44)	(0.48)	—	—
Net asset value, end of period	$ 9.02	$ 7.37	$ 9.53	$ 13.86	$ 13.37	$ 12.98	$ 11.17
Total Investment Return[4]
Based on net asset value	22.49%[5]	(22.29)%	(19.43)%[5]	15.37%	6.97%	16.20%	16.11%
Ratios to Average Net Assets
Total expenses	2.57%[6]	2.59%	2.36%[6]	2.28%	2.28%	2.28%	2.27%
Total expenses after fees waived and paid indirectly	2.32%[6]	2.34%	2.11%[6]	2.03%	2.03%	2.03%	2.11%
Net investment income (loss)	0.04%[6]	0.59%	0.02%[6]	0.07%	(0.21)%	(0.50)%	(0.70)%
Supplemental Data
Net assets, end of period (000)	$ 3,847	$ 4,051	$ 9,345	$ 19,000	$ 26,537	$ 42,351	$ 57,812
Portfolio turnover	29%	112%	87%	65%	100%	72%	92%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Amount is less than $(0.01) per share.
[4] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)					BlackRock Focus Value Fund, Inc.
				Investor C
	Six Months		Period
	Ended		August 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended July 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.10	$ 9.21	$ 13.49	$ 13.07	$ 12.71	$ 10.94	$ 9.42
Net investment income (loss)[1]	0.01	0.05	0.01	0.01	(0.03)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	1.59	(2.11)	(2.26)	1.90	0.87	1.83	1.60
Net increase (decrease) from investment operations	1.60	(2.06)	(2.25)	1.91	0.84	1.77	1.52
Dividends and distributions from:
Net investment income	(0.04)	(0.05)	(0.02)	(0.01)	—	—	—
Net realized gain	—	—	(2.01)	(1.48)	(0.48)	—	—
Total dividends and distributions	(0.04)	(0.05)	(2.03)	(1.49)	(0.48)	—	—
Net asset value, end of period	$ 8.66	$ 7.10	$ 9.21	$ 13.49	$ 13.07	$ 12.71	$ 10.94
Total Investment Return[2]
Based on net asset value	22.52%[3]	(22.26)%	(19.42)%[3]	15.50%	6.88%	16.18%	16.14%
Ratios to Average Net Assets
Total expenses	2.48%[4]	2.51%	2.33%[4]	2.26%	2.28%	2.29%	2.28%
Total expenses after fees waived and paid indirectly	2.23%[4]	2.26%	2.08%[4]	2.01%	2.03%	2.04%	2.12%
Net investment income (loss)	0.13%[4]	0.65%	0.05%[4]	0.06%	(0.21)%	(0.50)%	(0.70)%
Supplemental Data
Net assets, end of period (000)	$ 12,228	$ 10,539	$ 16,687	$ 25,334	$ 23,819	$ 31,391	$ 34,179
Portfolio turnover	29%	112%	87%	65%	100%	72%	92%
[1] Based on average shares outstanding.
[2] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 37

Financial Highlights (concluded)					BlackRock Focus Value Fund, Inc.
				Class R
	Six Months		Period
	Ended		August 1,
	December 31,	Year Ended	2007 to
	2009	June 30,	June 30,		Year Ended July 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.48	$ 9.72	$ 14.15	$ 13.71	$ 13.23	$ 11.33	$ 9.71
Net investment income[1]	0.01	0.04	0.02	0.06	0.05	0.00[2]	0.00[3]
Net realized and unrealized gain (loss)	1.67	(2.22)	(2.37)	1.98	0.91	1.90	1.62
Net increase (decrease) from investment operations	1.68	(2.18)	(2.35)	2.04	0.96	1.90	1.62
Dividends and distributions from:
Net investment income	(0.04)	(0.06)	(0.07)	(0.09)	(0.00)[3]	—	—
Net realized gain	—	—	(2.01)	(1.51)	(0.48)	—	—
Total dividends and distributions	(0.04)	(0.06)	(2.08)	(1.60)	(0.48)	—	—
Net asset value, end of period	$ 9.12	$ 7.48	$ 9.72	$ 14.15	$ 13.71	$ 13.23	$ 11.33
Total Investment Return[4]
Based on net asset value	22.52%[5]	(22.27)%	(19.29)%[5]	15.85%	7.56%	16.77%	16.68%
Ratios to Average Net Assets
Total expenses	2.35%[6]	2.60%	2.22%[6]	1.90%	1.76%	1.76%	1.75%
Total expenses after fees waived and paid indirectly	2.10%[6]	2.35%	1.97%[6]	1.65%	1.51%	1.51%	1.57%
Net investment income	0.25%[6]	0.55%	0.15%[6]	0.43%	0.34%	0.03%	(0.05)%
Supplemental Data
Net assets, end of period (000)	$ 940	$ 708	$ 708	$ 741	$ 609	$ 513	$ 389
Portfolio turnover	29%	112%	87%	65%	100%	72%	92%
[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Amount is less than $(0.01) per share.
[4] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights				BlackRock Global SmallCap Fund, Inc.
			Institutional
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 16.17	$ 24.45	$ 29.24	$ 25.77	$ 23.62	$ 20.77
Net investment income[1]	0.01	0.11	0.12	0.11	0.08	0.14
Net realized and unrealized gain (loss)[2]	3.67	(6.59)	(0.30)	6.37	3.79	2.79
Net increase (decrease) from investment operations	3.68	(6.48)	(0.18)	6.48	3.87	2.93
Dividends and distributions from:
Net investment income	—	(0.04)	(0.32)	—	(0.03)	(0.08)
Net realized gain	—	(1.76)	(4.29)	(3.01)	(1.69)	—
Total dividends and distributions	—	(1.80)	(4.61)	(3.01)	(1.72)	(0.08)
Net asset value, end of period	$ 19.85	$ 16.17	$ 24.45	$ 29.24	$ 25.77	$ 23.62
Total Investment Return[3]
Based on net asset value	22.76%[4,5]	(27.75)%[5]	(1.08)%	28.15%	16.80%	14.23%
Ratios to Average Net Assets
Total expenses	1.14%[6]	1.20%	1.12%	1.15%	1.22%	1.17%
Total expenses after fees waived	1.14%[6]	1.20%	1.12%	1.15%	1.22%	1.17%
Net investment income	0.14%[6]	0.65%	0.46%	0.42%	0.31%	0.63%
Supplemental Data
Net assets, end of period (000)	$ 332,032	$250,720	$ 399,802	$ 411,767	$ 352,779	$ 426,718
Portfolio turnover	35%	114%	97%	95%	96%	97%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 39

Financial Highlights (continued)				BlackRock Global SmallCap Fund, Inc.
			Investor A
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.89	$ 24.10	$ 28.85	$ 25.50	$ 23.39	$ 20.59
Net investment income (loss)[1]	(0.01)	0.06	0.05	0.04	0.02	0.09
Net realized and unrealized gain (loss)[2]	3.60	(6.50)	(0.30)	6.29	3.75	2.77
Net increase (decrease) from investment operations	3.59	(6.44)	(0.25)	6.33	3.77	2.86
Dividends and distributions from:
Net investment income	—	(0.01)	(0.25)	—	—	(0.06)
Net realized gain	—	(1.76)	(4.25)	(2.98)	(1.66)	—
Total dividends and distributions	—	(1.77)	(4.50)	(2.98)	(1.66)	(0.06)
Net asset value, end of period	$ 19.48	$ 15.89	$ 24.10	$ 28.85	$ 25.50	$ 23.39
Total Investment Return[3]
Based on net asset value	22.59%[4,5]	(27.99)%[5]	(1.36)%	27.78%	16.51%	13.96%
Ratios to Average Net Assets
Total expenses	1.44%[6]	1.50%	1.40%	1.42%	1.46%	1.42%
Total expenses after fees waived	1.44%[6]	1.50%	1.40%	1.42%	1.46%	1.42%
Net investment income (loss)	(0.16)%[6]	0.36%	0.19%	0.15%	0.09%	0.39%
Supplemental Data
Net assets, end of period (000)	$ 281,294	$ 226,362	$ 330,282	$ 334,022	$ 282,971	$ 218,687
Portfolio turnover	35%	114%	97%	95%	96%	97%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Annualized.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock Global SmallCap Fund, Inc.
			Investor B
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.12	$ 23.13	$ 27.71	$ 24.67	$ 22.76	$ 20.12
Net investment loss[1]	(0.09)	(0.09)	(0.17)	(0.16)	(0.18)	(0.09)
Net realized and unrealized gain (loss)[2]	3.42	(6.23)	(0.27)	6.06	3.65	2.73
Net increase (decrease) from investment operations	3.33	(6.32)	(0.44)	5.90	3.47	2.64
Dividends and distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	(1.69)	(4.14)	(2.86)	(1.56)	—
Total dividends and distributions	—	(1.69)	(4.14)	(2.86)	(1.56)	—
Net asset value, end of period	$ 18.45	$ 15.12	$ 23.13	$ 27.71	$ 24.67	$ 22.76
Total Investment Return[3]
Based on net asset value	22.02%[4,5]	(28.62)%[5]	(2.14)%	26.79%	15.60%	13.12%
Ratios to Average Net Assets
Total expenses	2.37%[6]	2.37%	2.21%	2.21%	2.24%	2.21%
Total expenses after fees waived	2.36%[6]	2.37%	2.21%	2.21%	2.24%	2.21%
Net investment loss	(1.09)%[6]	(0.56)%	(0.68)%	(0.66)%	(0.72)%	(0.40)%
Supplemental Data
Net assets, end of period (000)	$ 40,444	$ 40,600	$ 91,693	$ 130,954	$ 142,522	$ 152,598
Portfolio turnover	35%	114%	97%	95%	96%	97%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 41

Financial Highlights (continued)				BlackRock Global SmallCap Fund, Inc
			Investor C
Six Months
Ended
December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.68	$ 22.50	$ 27.15	$ 24.25	$ 22.40	$ 19.81
Net investment loss[1]	(0.09)	(0.08)	(0.16)	(0.16)	(0.17)	(0.08)
Net realized and unrealized gain (loss)[2]	3.33	(6.05)	(0.28)	5.94	3.59	2.67
Net increase (decrease) from investment operations	3.24	(6.13)	(0.44)	5.78	3.42	2.59
Dividends and distributions from:
Net investment income	—	—	(0.06)	—	—	(0.00)[3]
Net realized gain	—	(1.69)	(4.15)	(2.88)	(1.57)	—
Total dividends and distributions	—	(1.69)	(4.21)	(2.88)	(1.57)	(0.00)[3]
Net asset value, end of period	$ 17.92	$ 14.68	$ 22.50	$ 27.15	$ 24.25	$ 22.40
Total Investment Return[4]
Based on net asset value	22.07%[5,6]	(28.58)%[6]	(2.19)%	26.79%	15.62%	13.08%
Ratios to Average Net Assets
Total expenses	2.30%[7]	2.35%	2.21%	2.21%	2.25%	2.21%
Total expenses after fees waived	2.29%[7]	2.35%	2.21%	2.21%	2.25%	2.21%
Net investment loss	(1.02)%[7]	(0.51)%	(0.64)%	(0.63)%	(0.69)%	(0.40)%
Supplemental Data
Net assets, end of period (000)	$ 332,624	$ 281,387	$ 470,280	$ 518,216	$ 418,363	$ 331,059
Portfolio turnover	35%	114%	97%	95%	96%	97%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Amount is less than $(0.01) per share.
[4] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[7] Annualized.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (concluded)				BlackRock Global SmallCap Fund, Inc.
			Class R
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 15.18	$ 23.18	$ 27.94	$ 24.83	$ 22.85	$ 20.16
Net investment income (loss)[1]	(0.05)	(0.02)	(0.05)	(0.04)	(0.03)	0.04
Net realized and unrealized gain (loss)[2]	3.45	(6.25)	(0.30)	6.10	3.65	2.70[2]
Net increase (decrease) from investment operations	3.40	(6.27)	(0.35)	6.06	3.62	2.74
Dividends and distributions from:
Net investment income	—	—	(0.20)	—	—	(0.05)
Net realized gain	—	(1.73)	(4.21)	(2.95)	(1.64)	—
Total dividends and distributions	—	(1.73)	(4.41)	(2.95)	(1.64)	(0.05)
Net asset value, end of period	$ 18.58	$ 15.18	$ 23.18	$ 27.94	$ 24.83	$ 22.85
Total Investment Return[3]
Based on net asset value	22.40%[4,5]	(28.37)%[5]	(1.77)%	27.42%	16.22%	13.67%
Ratios to Average Net Assets
Total expenses	1.88%[6]	2.00%	1.81%	1.73%	1.71%	1.65%
Total expenses after fees waived	1.88%[6]	2.00%	1.81%	1.73%	1.71%	1.65%
Net investment income (loss)	(0.60)%[6]	(0.13)%	(0.20)%	(0.15)%	(0.11)%	0.19%
Supplemental Data
Net assets, end of period (000)	$ 40,622	$ 33,571	$ 46,275	$ 33,662	$ 23,568	$ 12,212
Portfolio turnover	35%	114%	97%	95%	96%	97%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 43

Financial Highlights				BlackRock International Value Fund
			Institutional
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.46	$ 26.00	$ 34.48	$ 30.55	$ 26.41	$ 23.54
Net investment income[1]	0.05	0.41	0.55	0.71	0.56	0.52
Net realized and unrealized gain (loss)[2]	3.59	(8.32)	(4.30)	6.10	6.19	2.83
Net increase (decrease) from investment operations	3.64	(7.91)	(3.75)	6.81	6.75	3.35
Dividends and distributions from:
Net investment income	(0.55)	(0.40)	(0.68)	(0.90)	(0.62)	(0.48)
Net realized gain	—	(0.23)	(4.05)	(1.98)	(1.99)	—
Total dividends and distributions	(0.55)	(0.63)	(4.73)	(2.88)	(2.61)	(0.48)
Net asset value, end of period	$ 20.55	$ 17.46	$ 26.00	$ 34.48	$ 30.55	$ 26.41
Total Investment Return[3]
Based on net asset value	20.84%[4,5]	(30.81)%[5]	(12.23)%	24.20%	27.18%[6]	14.59%
Ratios to Average Net Assets
Total expenses	0.98%[7]	1.08%	1.04%	1.01%	1.02%	1.08%
Total expenses after fees waived	0.98%[7]	1.08%	1.04%	1.01%	1.02%	1.08%
Net investment income	0.53%[7]	2.24%	1.86%	2.27%	1.97%	2.07%
Supplemental Data
Net assets, end of period (000)	$ 544,039	$ 462,171	$ 1,007,433	$ 1,253,724	$ 961,207	$ 800,990
Portfolio turnover	80%	187%	122%	65%	81%	70%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Institutional Shares by 0.21%.
[7] Annualized.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock International Value Fund
			Investor A
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.35	$ 25.89	$ 34.33	$ 30.44	$ 26.33	$ 23.48
Net investment income[1]	0.01	0.36	0.46	0.62	0.49	0.50
Net realized and unrealized gain (loss)[2]	3.56	(8.30)	(4.28)	6.08	6.16	2.77
Net increase (decrease) from investment operations	3.57	(7.94)	(3.82)	6.70	6.65	3.27
Dividends and distributions from:
Net investment income	(0.49)	(0.37)	(0.59)	(0.83)	(0.55)	(0.42)
Net realized gain	—	(0.23)	(4.03)	(1.98)	(1.99)	—
Total dividends and distributions	(0.49)	(0.60)	(4.62)	(2.81)	(2.54)	(0.42)
Net asset value, end of period	$ 20.43	$ 17.35	$ 25.89	$ 34.33	$ 30.44	$ 26.33
Total Investment Return[3]
Based on net asset value	20.57%[4,5]	(31.06)%[5]	(12.47)%	23.84%	26.84%[6]	14.29%
Ratios to Average Net Assets
Total expenses	1.39%[7]	1.43%	1.34%	1.30%	1.27%	1.33%
Total expenses after fees waived	1.39%[7]	1.43%	1.34%	1.30%	1.27%	1.33%
Net investment income	0.12%[7]	2.04%	1.55%	1.98%	1.75%	1.94%
Supplemental Data
Net assets, end of period (000)	$ 244,513	$ 215,337	$ 320,764	$ 390,547	$ 320,926	$ 254,207
Portfolio turnover	80%	187%	122%	65%	81%	70%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Investor A Shares by 0.17%.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 45

Financial Highlights (continued)				BlackRock International Value Fund
			Investor B
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 16.84	$ 25.28	$ 33.60	$ 29.88	$ 25.94	$ 23.24
Net investment income (loss)[1]	(0.10)	0.13	0.14	0.34	0.26	0.32
Net realized and unrealized gain (loss)[2]	3.45	(8.12)	(4.16)	5.96	6.07	2.74
Net increase (decrease) from investment operations	3.35	(7.99)	(4.02)	6.30	6.33	3.06
Dividends and distributions from:
Net investment income	(0.21)	(0.22)	(0.43)	(0.60)	(0.40)	(0.36)
Net realized gain	—	(0.23)	(3.87)	(1.98)	(1.99)	—
Total dividends and distributions	(0.21)	(0.45)	(4.30)	(2.58)	(2.39)	(0.36)
Net asset value, end of period	$ 19.98	$ 16.84	$ 25.28	$ 33.60	$ 29.88	$ 25.94
Total Investment Return[3]
Based on net asset value	19.92%[4,5]	(31.91)%[5]	(13.31)%	22.78%	25.84%[6]	13.45%
Ratios to Average Net Assets
Total expenses	2.50%[7]	2.61%	2.30%	2.15%	2.06%	2.12%
Total expenses after fees waived	2.50%[7]	2.61%	2.30%	2.15%	2.06%	2.12%
Net investment income (loss)	(0.99)%[7]	0.74%	0.47%	1.11%	0.95%	1.27%
Supplemental Data
Net assets, end of period (000)	$ 33,878	$ 31,261	$ 61,007	$ 90,447	$ 79,165	$ 62,261
Portfolio turnover	80%	187%	122%	65%	81%	70%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Investor B Shares by 0.21%.
[7] Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Financial Highlights (continued)				BlackRock International Value Fund
			Investor C
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 16.60	$ 24.94	$ 33.24	$ 29.59	$ 25.72	$ 23.09
Net investment income (loss)[1]	(0.09)	0.14	0.16	0.35	0.28	0.37
Net realized and unrealized gain (loss)[2]	3.40	(8.01)	(4.13)	5.90	5.99	2.65
Net increase (decrease) from investment operations	3.31	(7.87)	(3.97)	6.25	6.27	3.02
Dividends and distributions from:
Net investment income	(0.27)	(0.24)	(0.45)	(0.62)	(0.41)	(0.39)
Net realized gain	—	(0.23)	(3.88)	(1.98)	(1.99)	—
Total dividends and distributions	(0.27)	(0.47)	(4.33)	(2.60)	(2.40)	(0.39)
Net asset value, end of period	$ 19.64	$ 16.60	$ 24.94	$ 33.24	$ 29.59	$ 25.72
Total Investment Return[3]
Based on net asset value	19.92%[4,5]	(31.89)%[5]	(13.32)%	22.82%	25.86%[6]	13.41%
Ratios to Average Net Assets
Total expenses	2.47%[7]	2.60%	2.31%	2.15%	2.06%	2.12%
Total expenses after fees waived	2.47%[7]	2.60%	2.31%	2.15%	2.06%	2.12%
Net investment income (loss)	(0.95)%[7]	0.83%	0.55%	1.15%	1.01%	1.45%
Supplemental Data
Net assets, end of period (000)	$ 180,277	$ 159,516	$ 262,573	$ 332,940	$ 244,931	$ 164,317
Portfolio turnover	80%	187%	122%	65%	81%	70%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Investor C Shares by 0.17%.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 47

Financial Highlights (concluded)				BlackRock International Value Fund
			Class R
	Six Months
	Ended
	December 31,
	2009		Year Ended June 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.11	$ 25.61	$ 34.06	$ 30.24	$ 26.19	$ 23.39
Net investment income (loss)[1]	(0.02)	0.28	0.39	0.55	0.50	0.50
Net realized and unrealized gain (loss)[2]	3.51	(8.22)	(4.27)	6.02	6.04	2.70
Net increase (decrease) from investment operations	3.49	(7.94)	(3.88)	6.57	6.54	3.20
Dividends and distributions from:
Net investment income	(0.41)	(0.33)	(0.57)	(0.77)	(0.50)	(0.40)
Net realized gain	—	(0.23)	(4.00)	(1.98)	(1.99)	—
Total dividends and distributions	(0.41)	(0.56)	(4.57)	(2.75)	(2.49)	(0.40)
Net asset value, end of period	$ 20.19	$ 17.11	$ 25.61	$ 34.06	$ 30.24	$ 26.19
Total Investment Return[3]
Based on net asset value	20.37%[4,5]	(31.36)%[5]	(12.76)%	23.53%	26.52%[6]	14.03%
Ratios to Average Net Assets
Total expenses	1.75%[7]	1.86%	1.65%	1.57%	1.52%	1.58%
Total expenses after fees waived	1.74%[7]	1.86%	1.65%	1.57%	1.52%	1.58%
Net investment income (loss)	(0.23)%[7]	1.58%	1.35%	1.78%	1.76%	1.96%
Supplemental Data
Net assets, end of period (000)	$ 52,335	$ 45,391	$ 72,262	$ 60,258	$ 36,048	$ 16,951
Portfolio turnover	80%	187%	122%	65%	81%	70%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Class R Shares by 0.16%.
[7] Annualized.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock EuroFund (“EuroFund”), BlackRock Focus Value Fund, Inc.
(“Focus Value”), BlackRock Global SmallCap Fund, Inc. (“Global
SmallCap”) and BlackRock International Value Fund (“International Value”),
a series of BlackRock International Value Trust (the “Trust”) (collectively the
“Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management invest-
ment companies. The EuroFund and the Trust are organized as
Massachusetts business trusts. Focus Value and Global SmallCap are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The
Boards of Trustees and the Boards of Directors of the Funds are referred to throughout this report as the “Board of Directors” or the “Board.” Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C
Shares may be subject to a contingent deferred sales charge. Class R
Shares are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder serv-
icing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B
Shares automatically convert to Investor A Shares after approximately 8 years. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee bene-
fit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ
Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each busi-
ness day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

Certain Funds value their investments in BlackRock Liquidity Series, LLC
Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series'

investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and
Exchange Commission (“SEC”) under the 1940 Act. The Funds may with-
draw up to 25% of their investment daily, although the manager of the
Money Market Series, in their sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-
advisor deems relevant.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such instruments used in computing the net assets of the Funds are determined as of such times. Occasionally, events affecting the values of such instruments may occur between the times at which they are deter-
mined and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (for example, a com-
pany announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instru-
ments, those instruments will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of in-
vestment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and ex-
penses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that each Fund either delivers collateral or segregates assets in connection with certain investments
(e.g. foreign currency exchange contracts), each Fund will, consistent with certain interpretive letters issued by the SEC, segregate collateral or desig-
nate on its books and records cash or other liquid securities having a

SEMI-ANNUAL REPORT DECEMBER 31, 2009 49

Notes to Financial Statements (continued)

market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from for-
eign securities where the ex-dividend date may have passed are subse-
quently recorded when the Funds have determined the ex-dividend date.
Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions are recorded on the ex-dividend dates.

Securities Lending: The Funds may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. The Funds may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds may pay reason-
able lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the col-
lateral. The Funds also could suffer a loss if the value of an investment pur-
chased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The Funds’ statutes of limitations on their US federal tax returns remains open for each of the four years ended June 30, 2009 for EuroFund, Global SmallCap and
International Value and the periods ended July 31, 2006, July 31, 2007,
June 30, 2008 and June 30, 2009 for Focus Value. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance.
The impact of this guidance on the Funds’ financial statements and dis-
closures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclo-
sure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).
It also clarifies existing disclosure requirements relating to the levels of dis-
aggregation for fair value measurement and inputs and valuation tech-
niques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after
December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclo-
sures, if any, is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as foreign currency exchange rate risk.
Losses may arise if the value of the contract decreases due to an unfavor-
able change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International
Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and its counterparties. The ISDA Master Agreement allows each
Fund to offset with its counterparty certain derivative financial instruments’
payables and/or receivables with collateral held with each counterparty.
The amount of collateral moved to/from applicable counterparties is based

50 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (continued)

upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateral-
ized contractually or otherwise, the Funds bear the risk of loss from coun-
terparty non-performance. See Note 1 “Segregation and Collateralization”
for information with respect to collateral practices.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-
counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. Certain
ISDA Master Agreements allow counterparties to OTC derivatives to termi-
nate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its
ISDA Master Agreements, which would cause the Fund to accelerate pay-
ment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Funds may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in mar-
ket value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the dif-
ference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the
US dollar.

Derivative Instruments Categorized by Risk Exposure:
Values of Derivative Instruments as of December 31, 2009

Asset Derivatives

Statements of Assets
	and Liabilities		Global	International
	Location	EuroFund	SmallCap	Value
Unrealized appreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts $	958,796	$ 3,078	$ 2,545,839
Liability Derivatives

Statements of Assets
	and Liabilities		Global	International
	Location	EuroFund	SmallCap	Value
Unrealized depreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts $ 1,121,915		$ 1,233	$ 487,632
The Effect of Derivative Instruments on the Statements of Operations
Six Months Ended December 31, 2009

Net Realized Gain (Loss) from

			Global	International
		EuroFund	SmallCap	Value
Foreign currency
transactions	$ 194,067		$ 189,312	$ (386,280)
Net Change in Unrealized Appreciation/Depreciation on

			Global	International
		EuroFund	SmallCap	Value
Foreign currency
transactions	$(1,872,182) $		(2,478) $ 1,675,763

For the six months ended December 31, 2009, the average derivative activity was as follows:
		Global	International
	EuroFund	SmallCap	Value
Foreign currency exchange contracts:
Average number of contracts	6	13	9
Average US dollar amount	$136,447,450 $	4,848,119	$149,423,571

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corp-
oration (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stock-
holders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure,
PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC, (the “Manager”), each Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of each Fund. For such services,
EuroFund, Focus Value and Global SmallCap pay the Manager a monthly fee at an annual rate of 0.75%, 1.00% and 0.85%, respectively, on an annual basis of the average daily value of each Fund’s net assets.
International Value pays the Manager a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund’s net assets not exceeding $2 billion, 0.70% of the average daily value of the Fund’s net assets in excess of $2 billion but not exceeding $4 billion and 0.65% of the average daily value of the Fund’s net assets in excess of $4 billion.

The Manager has contractually agreed to waive 0.25% of Focus Value’s investment advisory fees. This contractual waiver agreement has a one-year term and is automatically renewable year to year unless terminated by the
Manager. For the six months ended December 31, 2009, the Fund waived
$208,322, which is included in fees waived by advisor in the Statements of Operations.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Funds pay to the Manager indirectly through its investment in affiliated money market funds. For the six months ended December 31, 2009, the following amounts were waived, which are included in fees waived by advisor in the Statements of Operations.

Fees Waived
EuroFund	$ 3,565
Focus Value	$ 1,416
Global SmallCap	$ 9,664
International Value	$ 6,410

The Manager will reimburse EuroFund $111,300 for net losses associated with certain investment transactions executed in December 2009.

The Manager, on behalf of EuroFund, has entered into separate sub-advi-
sory agreements with BlackRock Investment Management, LLC (“BIM”)

SEMI-ANNUAL REPORT DECEMBER 31, 2009 51

Notes to Financial Statements (continued)

and BlackRock International Ltd., both affiliates of the Manager, under which the Manager pays each sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager, on behalf of Focus Value and Global SmallCap, has entered into separate sub-advisory agreements with BIM, under which the Manager pays the subadvisor for services it provides, a monthly fee that is a per-
centage of the investment advisory fee paid by each Fund to the Manager.

The Manager, on behalf of International Value, has entered into a separate sub-advisory agreement with BlackRock International Ltd., an affiliate of the Manager, under which the Manager pays the sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended December 31, 2009, each Fund reimbursed the
Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Accounting
Services
EuroFund	$ 4,630
Focus Value	$ 1,659
Global SmallCap	$ 9,426
International Value	$ 10,474

The Funds have received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the
Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.
The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended December 31, 2009, BIM received securities lending agent fees as follows:

Focus Value	$ 1,288
Global SmallCap	$ 15,147

The Funds have entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongo-
ing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to
Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2009, affiliates earned underwrit-
ing discounts, direct commissions and dealer concessions on sales of the
Funds’ Investor A Shares as follows:

Investor A
EuroFund	$ 1,173
Focus Value	$ 754
Global SmallCap	$ 16,256
International Value	$ 3,420

For the six months ended December 31, 2009, affiliates received contin-
gent deferred sales charges relating to transactions in Investor B and
Investor C Shares as follows:

	Investor B	Investor C
EuroFund	$ 3,613	$ 727
Focus Value	$ 1,887	$ 211
Global SmallCap	$16,120	$7,923
International Value	$ 7,732	$3,179

Furthermore, for the six months ended December 31, 2009, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A Shares as follows:

Investor A
EuroFund	$ 13
Global SmallCap	$ 28
International Value	$ 69

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for share-
holder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issu-
ing, redeeming and transferring of shares of each class of the Funds,
12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administra-
tive services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended December 31,
2009, the Funds paid the following fees in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Global SmallCap	$ 101
International Value	$ 30

52 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing cer-
tain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from share-
holders with respect to the subscription and redemption of Fund shares.
For the six months ended December 31, 2009, the following amounts have been accrued by the Funds to reimburse the Manager for costs incurred running the call center, which are included in transfer agent — class spe-
cific in the Statements of Operations:

		Focus	Global	International
	EuroFund	Value	SmallCap	Value
Institutional	$ 2,947	$ 900	$ 1,766	$ 4,650
Investor A	$ 3,719	$ 931	$ 4,905	$ 2,639
Investor B	$ 319	$ 103	$ 963	$ 507
Investor C	$ 506	$ 215	$ 5,334	$ 2,352
Class R	$ 24	$ 6	$ 282	$ 329

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2009 were as follows:

	Purchases	Sales
EuroFund	$370,051,816	$396,936,307
Focus Value	$ 46,391,327	$ 50,759,973
Global SmallCap	$379,656,242	$323,298,764
International Value	$796,481,993	$844,120,334

5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, were a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund’s current Prospectus and
Statement of Additional Information, subject to various other legal, regula-
tory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October
31, 2008; a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and
(b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i)
1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement)
on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month
LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the year ended December 31, 2009.

6. Capital Loss Carryforwards:

As of June 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires		Focus	Global	International
June 30,	EuroFund	Value	SmallCap	Value
2010	—	—	—	$ 10,936,387
2017	$ 67,839,175	$ 14,541,173	$ 45,917,435	226,455,864
Total	$ 67,839,175	$ 14,541,173	$ 45,917,435	$237,392,251

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transac-
tions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

EuroFund, Global SmallCap and International Value

The Funds invest from time to time a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the
Schedules of Investments for concentrations in specific countries.

As of December 31, 2009, the Funds had the following industry classifica-
tions as a percent of long-term investments:

		Global International
Industry	EuroFund SmallCap		Value
Commercial Banks	16%	—	11%
Oil, Gas & Consumable Fuels	15	—	11
Pharmaceuticals	9	—	8
Insurance	6	5%	6
Diversified Telecommunication Services	5	—	—
Food Products	5	—	—
Electric Utilities	5	—	—
Equipment	—	7	—
Metals & Mining	—	7	—
Machinery	—	6	—
Software	—	6	—
Automobiles	—	—	5
Other*	39	69	59
* All other industries held were each less than 5% of long-term investments.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 53

Notes to Financial Statements (continued)
8. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
EuroFund	Shares	Amount	Shares	Amount
Institutional
Shares sold	424,670	$ 5,490,382	1,460,138	$ 16,161,353
Shares issued to shareholders in reinvestment of dividends and distributions	314,700	4,091,815	1,293,422	12,259,844
Total issued	739,370	9,582,197	2,753,560	28,421,197
Shares redeemed	(1,228,778)	(15,770,882)	(5,379,100)	(64,289,598)
Net decrease	(489,408)	$ (6,188,685)	(2,625,540)	$(35,868,401)
Investor A
Shares sold and automatic conversion of shares	746,657	$ 9,443,141	1,197,790	$ 13,360,632
Shares issued to shareholders in reinvestment of dividends and distributions	502,630	6,424,367	2,088,623	19,462,176
Total issued	1,249,287	15,867,508	3,286,413	32,822,808
Shares redeemed	(1,893,237)	(23,803,345)	(6,326,059)	(70,869,488)
Net decrease	(643,950)	$ (7,935,837)	(3,039,646)	$(38,046,680)
Investor B
Shares sold	27,360	$ 281,140	82,038	$ 755,014
Shares issued to shareholders in reinvestment of dividends and distributions	3,894	41,240	94,383	724,752
Total issued	31,254	322,380	176,421	1,479,766
Shares redeemed and automatic conversion of shares	(180,969)	(1,874,355)	(947,583)	(9,096,353)
Net decrease	(149,715)	$ (1,551,975)	(771,162)	$ (7,616,587)
Investor C
Shares sold	144,050	$ 1,372,737	216,658	$ 1,873,508
Shares issued to shareholders in reinvestment of dividends and distributions	87,606	829,683	432,215	3,021,002
Total issued	231,656	2,202,420	648,873	4,894,510
Shares redeemed	(364,218)	(3,349,676)	(1,543,650)	(13,823,844)
Net decrease	(132,562)	$ (1,147,256)	(894,777)	$ (8,929,334)
Class R
Shares sold	76,334	$ 761,777	169,661	$ 1,453,868
Shares issued to shareholders in reinvestment of dividends and distributions	9,535	96,018	36,290	269,269
Total issued	85,869	857,795	205,951	1,723,137
Shares redeemed	(110,379)	(1,094,299)	(143,682)	(1,382,568)
Net increase (decrease)	(24,510)	$ (236,504)	62,269	$ 340,569

54 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (continued)
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
Focus Value	Shares	Amount	Shares	Amount
Institutional
Shares sold	412,040	$ 3,937,399	566,599	$ 4,647,742
Shares issued to shareholders in reinvestment of dividends	98,150	966,841	199,496	1,383,010
Total issued	510,190	4,904,240	766,095	6,030,752
Shares redeemed	(575,695)	(5,458,339)	(2,123,841)	(17,029,977)
Net decrease	(65,505)	$ (554,099)	(1,357,746)	$(10,999,225)
Investor A
Shares sold and automatic conversion of shares	327,652	$ 3,051,469	724,912	$ 5,818,854
Shares issued to shareholders in reinvestment of dividends	58,384	569,259	118,787	813,292
Total issued	386,036	3,620,728	843,699	6,632,146
Shares redeemed	(463,329)	(4,333,248)	(2,797,520)	(23,449,242)
Net decrease	(77,293)	$ (712,520)	(1,953,821)	$(16,817,096)
Investor B
Shares sold	13,187	$ 109,557	47,233	$ 336,478
Shares issued to shareholders in reinvestment of dividends	319	2,800	3,135	18,519
Total issued	13,506	112,357	50,368	354,997
Shares redeemed and automatic conversion of shares	(136,618)	(1,145,665)	(480,808)	(3,501,802)
Net decrease	(123,112)	$ (1,033,308)	(430,440)	$ (3,146,805)
Investor C
Shares sold	137,016	$ 1,097,143	176,248	$ 1,235,902
Shares issued to shareholders in reinvestment of dividends	5,501	46,430	12,076	70,342
Total issued	142,517	1,143,573	188,324	1,306,244
Shares redeemed	(215,098)	(1,765,057)	(515,587)	(3,589,847)
Net decrease	(72,581)	$ (621,484)	(327,263)	$ (2,283,603)
Class R
Shares sold	18,922	$ 164,702	49,745	$ 355,793
Shares issued to shareholders in reinvestment of dividends	463	4,122	850	5,274
Total issued	19,385	168,824	50,595	361,067
Shares redeemed	(11,085)	(94,202)	(28,734)	(203,555)
Net increase	8,300	$ 74,622	21,861	$ 157,512

SEMI-ANNUAL REPORT DECEMBER 31, 2009 55

Notes to Financial Statements (continued)
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
Global SmallCap	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,985,094	$ 55,536,484	4,485,041	$ 72,524,824
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	1,292,842	25,210,490
Total issued	2,985,094	55,536,484	5,777,883	97,735,314
Shares redeemed	(1,769,196)	(32,535,288)	(6,620,223)	(104,409,249)
Net increase (decrease)	1,215,898	$ 23,001,196	(842,340)	$ (6,673,935)
Investor A
Shares sold and automatic conversion of shares	2,143,673	$ 39,051,952	3,977,126	$ 63,620,067
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	1,164,477	22,369,622
Total issued	2,143,673	39,051,952	5,141,603	85,989,689
Shares redeemed	(1,952,336)	(35,671,423)	(4,598,347)	(72,698,891)
Net increase	191,337	$ 3,380,529	543,256	$ 13,290,798
Investor B
Shares sold	78,765	$ 1,336,912	298,014	$ 4,544,670
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	311,301	5,727,939
Total issued	78,765	1,336,912	609,315	10,272,609
Shares redeemed and automatic conversion of shares	(572,432)	(9,766,845)	(1,888,307)	(28,758,559)
Net decrease	(493,667)	$ (8,429,933)	(1,278,992)	$ (18,485,950)
Investor C
Shares sold	1,670,022	$ 27,859,025	3,798,162	$ 55,245,824
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	1,806,330	32,279,164
Total issued	1,670,022	27,859,025	5,604,492	87,524,988
Shares redeemed	(2,279,841)	(38,067,064)	(7,328,338)	(106,128,519)
Net decrease	(609,819)	$ (10,208,039)	(1,723,846)	$ (18,603,531)
Class R
Shares sold	441,029	$ 7,650,015	1,004,661	$ 15,560,191
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	195,376	3,600,783
Total issued	441,029	7,650,015	1,200,037	19,160,974
Shares redeemed	(465,351)	(7,950,058)	(985,343)	(14,497,265)
Net increase (decrease)	(24,322)	$ (300,043)	214,694	$ 4,663,709

56 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Notes to Financial Statements (concluded)
	Six Months Ended		Year Ended
	December 31, 2009		June 30, 2009
International Value	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,847,693	$ 37,350,807	5,816,862	$ 95,634,573
Shares issued to shareholders in reinvestment of dividends and distributions	660,817	13,562,794	936,953	19,345,513
Total issued	2,508,510	50,913,601	6,753,815	114,980,086
Shares redeemed	(2,499,262)	(50,177,107)	(19,026,770)	(354,195,904)
Net increase (decrease)	9,248	$ 736,494	(12,272,955)	$(239,215,818)
Investor A
Shares sold and automatic conversion of shares	976,669	$ 19,289,397	3,434,693	$ 59,848,115
Shares issued to shareholders in reinvestment of dividends and distributions	267,116	5,451,912	344,649	7,089,290
Total issued	1,243,785	24,741,309	3,779,342	66,937,405
Shares redeemed	(1,687,038)	(33,832,587)	(3,756,287)	(63,233,969)
Net increase (decrease)	(443,253)	$ (9,091,278)	23,055	$ 3,703,436
Investor B
Shares sold	243,433	$ 4,714,964	644,754	$ 10,792,856
Shares issued to shareholders in reinvestment of dividends and distributions	17,376	347,017	48,841	984,615
Total issued	260,809	5,061,981	693,595	11,777,471
Shares redeemed and automatic conversion of shares	(421,263)	(8,172,328)	(1,251,145)	(21,002,550)
Net decrease	(160,454)	$ (3,110,347)	(557,550)	$ (9,225,079)
Investor C
Shares sold	1,050,648	$ 20,036,732	3,410,251	$ 55,856,558
Shares issued to shareholders in reinvestment of dividends and distributions	116,443	2,285,844	228,224	4,534,691
Total issued	1,167,091	22,322,576	3,638,475	60,391,249
Shares redeemed	(1,597,167)	(30,544,321)	(4,559,171)	(74,845,775)
Net decrease	(430,076)	$ (8,221,745)	(920,696)	$ (14,454,526)
Class R
Shares sold	501,264	$ 9,959,692	1,348,323	$ 23,691,262
Shares issued to shareholders in reinvestment of dividends and distributions	51,204	1,032,783	79,855	1,625,856
Total issued	552,468	10,992,475	1,428,178	25,317,118
Shares redeemed	(612,866)	(12,179,390)	(1,596,470)	(26,676,075)
Net decrease	(60,398)	$ (1,186,915)	(168,292)	$ (1,358,957)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less for each Fund (except Focus Value). The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 57

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Fund President1 and Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne F. Ackerley, Fund President2 and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

1 Fund President for EuroFund.
2 Fund President for all Funds except EuroFund.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC3
Plainsboro, NJ 08536

BlackRock International Limited4
Edinburgh, EH3 8JB, United Kingdom

Custodian
Brown Brothers Harriman & Co.5
Boston, MA 02101

JPMorgan Chase Bank, N.A.6
Brooklyn, NY 11245

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank
and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

3 For all Funds except International Value.
4 For EuroFund and International Value.
5 For all Funds except Focus Value.
6 For Focus Value.

58 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the Securities and Exchange Commission’s
(the “SEC”) website at http://www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be com-
bined with those for other members of your household, please contact the
Funds at (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Funds’ Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 59

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

60 SEMI-ANNUAL REPORT DECEMBER 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT DECEMBER 31, 2009 61

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund

BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†

BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government
Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund

BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025

Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

62 SEMI-ANNUAL REPORT DECEMBER 31, 2009

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’
current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquid-
ity and the possibility of substantial volatility due to adverse political, economic or other developments.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: February 23, 2010